Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond (Cost $6,323)	0.875%	11/15/30	6,305	6,319
Corporate Bonds (98.9%)
Communications (13.9%)
	Alphabet Inc.	1.900%	8/15/40	2,550	2,519
	Alphabet Inc.	2.050%	8/15/50	5,425	5,267
	Alphabet Inc.	2.250%	8/15/60	4,660	4,586
	America Movil SAB de CV	6.375%	3/1/35	474	708
	America Movil SAB de CV	6.125%	11/15/37	1,000	1,445
	America Movil SAB de CV	6.125%	3/30/40	6,666	9,873
	America Movil SAB de CV	4.375%	7/16/42	701	887
	America Movil SAB de CV	4.375%	4/22/49	5,864	7,618
	AT&T Inc.	2.750%	6/1/31	7,913	8,371
	AT&T Inc.	2.250%	2/1/32	4,985	5,042
	AT&T Inc.	6.150%	9/15/34	1,647	2,191
	AT&T Inc.	4.500%	5/15/35	5,974	7,225
	AT&T Inc.	5.250%	3/1/37	2,936	3,795
	AT&T Inc.	4.900%	8/15/37	2,333	2,914
	AT&T Inc.	4.850%	3/1/39	4,655	5,803
	AT&T Inc.	5.350%	9/1/40	4,183	5,520
	AT&T Inc.	6.375%	3/1/41	200	292
	AT&T Inc.	6.250%	3/29/41	710	1,017
	AT&T Inc.	3.500%	6/1/41	2,868	3,091
	AT&T Inc.	5.550%	8/15/41	3,396	4,610
	AT&T Inc.	5.150%	3/15/42	3,887	4,939
	AT&T Inc.	4.900%	6/15/42	3,457	4,330
	AT&T Inc.	4.300%	12/15/42	3,844	4,465
	AT&T Inc.	3.100%	2/1/43	4,215	4,323
	AT&T Inc.	4.650%	6/1/44	1,766	2,118
	AT&T Inc.	4.800%	6/15/44	3,708	4,649
	AT&T Inc.	4.350%	6/15/45	4,866	5,723
	AT&T Inc.	4.850%	7/15/45	500	628
	AT&T Inc.	4.750%	5/15/46	3,493	4,288
	AT&T Inc.	5.150%	11/15/46	1,625	2,127
	AT&T Inc.	5.450%	3/1/47	4,139	5,464
	AT&T Inc.	4.500%	3/9/48	8,830	10,743
	AT&T Inc.	4.550%	3/9/49	4,769	5,755
	AT&T Inc.	5.150%	2/15/50	3,630	4,742
	AT&T Inc.	3.650%	6/1/51	5,155	5,449
	AT&T Inc.	3.300%	2/1/52	4,157	4,133
[1]	AT&T Inc.	3.500%	9/15/53	18,676	19,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	AT&T Inc.	3.550%	9/15/55	18,367	18,810
[1]	AT&T Inc.	3.650%	9/15/59	15,321	15,609
	AT&T Inc.	3.850%	6/1/60	3,160	3,347
	AT&T Inc.	3.500%	2/1/61	2,964	2,990
	Bell Canada	4.464%	4/1/48	1,271	1,632
	Bell Canada	4.300%	7/29/49	3,809	4,876
	British Telecommunications plc	9.625%	12/15/30	5,530	9,000
	Charter Communications Operating LLC	2.800%	4/1/31	3,105	3,283
	Charter Communications Operating LLC	6.384%	10/23/35	4,722	6,535
	Charter Communications Operating LLC	5.375%	4/1/38	2,265	2,847
	Charter Communications Operating LLC	6.484%	10/23/45	4,376	6,218
	Charter Communications Operating LLC	5.375%	5/1/47	7,236	9,105
	Charter Communications Operating LLC	5.750%	4/1/48	6,690	8,803
	Charter Communications Operating LLC	5.125%	7/1/49	4,343	5,323
	Charter Communications Operating LLC	4.800%	3/1/50	7,444	8,919
	Charter Communications Operating LLC	3.700%	4/1/51	3,887	4,058
	Charter Communications Operating LLC	6.834%	10/23/55	2,928	4,407
[2]	Charter Communications Operating LLC	3.850%	4/1/61	2,800	2,878
	Comcast Corp.	1.950%	1/15/31	4,698	4,837
	Comcast Corp.	1.500%	2/15/31	2,750	2,724
	Comcast Corp.	4.250%	1/15/33	5,429	6,781
	Comcast Corp.	7.050%	3/15/33	805	1,228
	Comcast Corp.	4.200%	8/15/34	2,210	2,770
	Comcast Corp.	5.650%	6/15/35	2,090	2,980
	Comcast Corp.	4.400%	8/15/35	2,341	2,990
	Comcast Corp.	6.500%	11/15/35	2,378	3,684
	Comcast Corp.	3.200%	7/15/36	2,276	2,588
	Comcast Corp.	6.450%	3/15/37	2,854	4,364
	Comcast Corp.	6.950%	8/15/37	1,646	2,639
	Comcast Corp.	3.900%	3/1/38	2,066	2,535
	Comcast Corp.	6.400%	5/15/38	2,666	4,108
	Comcast Corp.	4.600%	10/15/38	8,332	11,009
	Comcast Corp.	3.250%	11/1/39	3,350	3,810
	Comcast Corp.	6.400%	3/1/40	1,345	2,105
	Comcast Corp.	3.750%	4/1/40	1,680	2,031
	Comcast Corp.	4.650%	7/15/42	3,159	4,275
	Comcast Corp.	4.500%	1/15/43	2,746	3,658
	Comcast Corp.	4.750%	3/1/44	647	891
	Comcast Corp.	4.600%	8/15/45	3,111	4,202
	Comcast Corp.	3.400%	7/15/46	2,189	2,529
	Comcast Corp.	4.000%	8/15/47	3,616	4,566
	Comcast Corp.	3.969%	11/1/47	5,741	7,201
	Comcast Corp.	4.000%	3/1/48	3,611	4,501
	Comcast Corp.	4.700%	10/15/48	8,061	11,365
	Comcast Corp.	3.999%	11/1/49	3,528	4,503
	Comcast Corp.	3.450%	2/1/50	4,315	5,068
	Comcast Corp.	2.800%	1/15/51	3,761	3,936
	Comcast Corp.	2.450%	8/15/52	2,650	2,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.049%	11/1/52	5,453	7,064
	Comcast Corp.	4.950%	10/15/58	5,842	8,940
	Comcast Corp.	2.650%	8/15/62	3,045	3,082
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,117	1,896
	Discovery Communications LLC	5.000%	9/20/37	1,307	1,624
	Discovery Communications LLC	6.350%	6/1/40	2,319	3,276
	Discovery Communications LLC	4.875%	4/1/43	1,041	1,278
	Discovery Communications LLC	5.200%	9/20/47	3,679	4,653
	Discovery Communications LLC	5.300%	5/15/49	1,637	2,109
	Discovery Communications LLC	4.650%	5/15/50	2,552	3,136
[1]	Discovery Communications LLC	4.000%	9/15/55	5,421	6,027
	Fox Corp.	5.476%	1/25/39	2,241	3,086
	Fox Corp.	5.576%	1/25/49	4,590	6,671
	Grupo Televisa SAB	8.500%	3/11/32	150	225
	Grupo Televisa SAB	6.625%	1/15/40	1,363	1,849
	Grupo Televisa SAB	5.000%	5/13/45	2,638	3,081
	Grupo Televisa SAB	6.125%	1/31/46	1,100	1,481
	Grupo Televisa SAB	5.250%	5/24/49	2,410	2,953
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,135	1,522
	NBCUniversal Media LLC	6.400%	4/30/40	1,008	1,556
	NBCUniversal Media LLC	5.950%	4/1/41	2,734	4,189
	NBCUniversal Media LLC	4.450%	1/15/43	2,701	3,575
	Orange SA	9.000%	3/1/31	6,432	10,559
	Orange SA	5.375%	1/13/42	1,881	2,668
	Orange SA	5.500%	2/6/44	770	1,124
	Rogers Communications Inc.	7.500%	8/15/38	293	470
	Rogers Communications Inc.	4.500%	3/15/43	1,814	2,302
	Rogers Communications Inc.	5.450%	10/1/43	358	504
	Rogers Communications Inc.	5.000%	3/15/44	459	624
	Rogers Communications Inc.	4.300%	2/15/48	595	756
	Rogers Communications Inc.	4.350%	5/1/49	3,235	4,140
	Rogers Communications Inc.	3.700%	11/15/49	4,797	5,712
	Telefonica Emisiones SA	7.045%	6/20/36	4,344	6,494
	Telefonica Emisiones SA	4.665%	3/6/38	1,803	2,154
	Telefonica Emisiones SA	5.213%	3/8/47	6,411	8,174
	Telefonica Emisiones SA	4.895%	3/6/48	3,649	4,509
	Telefonica Emisiones SA	5.520%	3/1/49	2,869	3,798
	TELUS Corp.	4.600%	11/16/48	1,152	1,454
	TELUS Corp.	4.300%	6/15/49	2,002	2,498
	Time Warner Cable LLC	6.550%	5/1/37	3,003	4,118
	Time Warner Cable LLC	7.300%	7/1/38	2,991	4,390
	Time Warner Cable LLC	6.750%	6/15/39	4,050	5,720
	Time Warner Cable LLC	5.875%	11/15/40	4,312	5,571
	Time Warner Cable LLC	5.500%	9/1/41	2,493	3,166
	Time Warner Cable LLC	4.500%	9/15/42	3,583	4,093
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,448	3,789
[1]	T-Mobile USA Inc.	2.550%	2/15/31	6,095	6,345
[1]	T-Mobile USA Inc.	2.250%	11/15/31	2,650	2,686
[1]	T-Mobile USA Inc.	4.375%	4/15/40	7,117	8,617
[1]	T-Mobile USA Inc.	3.000%	2/15/41	6,120	6,251
[1]	T-Mobile USA Inc.	4.500%	4/15/50	6,288	7,865
[1]	T-Mobile USA Inc.	3.300%	2/15/51	7,099	7,405
[1]	T-Mobile USA Inc.	3.600%	11/15/60	2,640	2,809
	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,648	3,958
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	990	1,245
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,516	1,857
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,125	2,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,335	1,675
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,134	2,268
[1]	Verizon Communications Inc.	1.680%	10/30/30	2,000	2,000
	Verizon Communications Inc.	1.750%	1/20/31	5,000	5,026
	Verizon Communications Inc.	4.500%	8/10/33	7,202	9,133
	Verizon Communications Inc.	6.400%	9/15/33	355	510
	Verizon Communications Inc.	4.400%	11/1/34	7,293	9,209
	Verizon Communications Inc.	4.272%	1/15/36	5,945	7,426
	Verizon Communications Inc.	5.250%	3/16/37	2,894	4,009
	Verizon Communications Inc.	4.812%	3/15/39	5,532	7,356
	Verizon Communications Inc.	2.650%	11/20/40	5,000	5,115
	Verizon Communications Inc.	4.750%	11/1/41	1,610	2,172
	Verizon Communications Inc.	3.850%	11/1/42	4,561	5,515
	Verizon Communications Inc.	4.125%	8/15/46	4,475	5,640
	Verizon Communications Inc.	4.862%	8/21/46	8,453	11,616
	Verizon Communications Inc.	4.522%	9/15/48	9,184	12,223
	Verizon Communications Inc.	5.012%	4/15/49	6,446	9,055
	Verizon Communications Inc.	4.000%	3/22/50	2,075	2,599
	Verizon Communications Inc.	2.875%	11/20/50	4,500	4,697
	Verizon Communications Inc.	5.012%	8/21/54	1,339	1,930
	Verizon Communications Inc.	4.672%	3/15/55	6,350	8,716
[1]	Verizon Communications Inc.	2.987%	10/30/56	10,366	10,942
	Verizon Communications Inc.	3.000%	11/20/60	4,850	5,129
	ViacomCBS Inc.	4.950%	1/15/31	1,920	2,378
	ViacomCBS Inc.	4.200%	5/19/32	3,772	4,463
	ViacomCBS Inc.	5.500%	5/15/33	613	778
	ViacomCBS Inc.	6.875%	4/30/36	2,583	3,675
	ViacomCBS Inc.	5.900%	10/15/40	1,260	1,665
	ViacomCBS Inc.	4.850%	7/1/42	881	1,062
	ViacomCBS Inc.	4.375%	3/15/43	3,393	3,913
	ViacomCBS Inc.	5.850%	9/1/43	3,616	4,966
	ViacomCBS Inc.	5.250%	4/1/44	1,762	2,277
	ViacomCBS Inc.	4.900%	8/15/44	1,459	1,770
	ViacomCBS Inc.	4.600%	1/15/45	1,785	2,097
	ViacomCBS Inc.	4.950%	5/19/50	1,575	1,999
	Vodafone Group plc	6.250%	11/30/32	764	1,041
	Vodafone Group plc	6.150%	2/27/37	4,617	6,646
	Vodafone Group plc	5.000%	5/30/38	1,752	2,281
	Vodafone Group plc	4.375%	2/19/43	3,460	4,227
	Vodafone Group plc	5.250%	5/30/48	6,807	9,271
	Vodafone Group plc	4.875%	6/19/49	4,685	6,114
	Vodafone Group plc	4.250%	9/17/50	3,066	3,765
	Vodafone Group plc	5.125%	6/19/59	1,980	2,627
	Walt Disney Co.	2.650%	1/13/31	4,135	4,502
	Walt Disney Co.	6.550%	3/15/33	591	872
	Walt Disney Co.	6.200%	12/15/34	2,465	3,714
	Walt Disney Co.	6.400%	12/15/35	2,232	3,432
	Walt Disney Co.	6.150%	3/1/37	1,392	2,007
	Walt Disney Co.	6.650%	11/15/37	2,980	4,607
	Walt Disney Co.	4.625%	3/23/40	1,140	1,486
	Walt Disney Co.	3.500%	5/13/40	3,170	3,699
	Walt Disney Co.	6.150%	2/15/41	700	1,052
	Walt Disney Co.	5.400%	10/1/43	1,211	1,733
	Walt Disney Co.	4.750%	9/15/44	2,829	3,763
	Walt Disney Co.	4.950%	10/15/45	2,260	3,054
	Walt Disney Co.	7.750%	12/1/45	100	174
	Walt Disney Co.	4.750%	11/15/46	1,411	1,901
	Walt Disney Co.	2.750%	9/1/49	3,149	3,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	4.700%	3/23/50	3,130	4,318
	Walt Disney Co.	3.600%	1/13/51	6,710	7,942
	Walt Disney Co.	3.800%	5/13/60	2,868	3,557
					886,422
Consumer Discretionary (5.3%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	356	440
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,523	3,012
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,355	5,523
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,780	2,379
	Amazon.com Inc.	4.800%	12/5/34	2,852	3,935
	Amazon.com Inc.	3.875%	8/22/37	8,159	10,306
	Amazon.com Inc.	4.950%	12/5/44	2,444	3,599
	Amazon.com Inc.	4.050%	8/22/47	8,364	11,178
	Amazon.com Inc.	2.500%	6/3/50	5,655	5,982
	Amazon.com Inc.	4.250%	8/22/57	5,825	8,267
	Amazon.com Inc.	2.700%	6/3/60	5,276	5,707
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	965	908
	American University	3.672%	4/1/49	661	727
	Aptiv plc	4.400%	10/1/46	315	337
	Aptiv plc	5.400%	3/15/49	835	1,021
	AutoZone Inc.	1.650%	1/15/31	1,750	1,722
	BorgWarner Inc.	4.375%	3/15/45	943	1,090
	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,000	1,107
	California Institute of Technology	4.321%	8/1/45	745	982
	California Institute of Technology	4.700%	11/1/11	1,143	1,539
	California Institute of Technology	3.650%	9/1/19	1,080	1,160
	Cleveland Clinic Foundation	4.858%	1/1/14	878	1,228
	Daimler Finance North America LLC	8.500%	1/18/31	2,961	4,660
	Darden Restaurants Inc.	4.550%	2/15/48	700	767
	Duke University	2.682%	10/1/44	1,020	1,078
	Duke University	2.832%	10/1/55	2,310	2,487
	eBay Inc.	4.000%	7/15/42	2,142	2,460
	Emory University	2.969%	9/1/50	1,282	1,392
	Ford Foundation	2.815%	6/1/70	2,225	2,341
	General Motors Co.	5.000%	4/1/35	2,663	3,156
	General Motors Co.	6.600%	4/1/36	3,239	4,357
	General Motors Co.	5.150%	4/1/38	1,369	1,630
	General Motors Co.	6.250%	10/2/43	3,582	4,826
	General Motors Co.	5.200%	4/1/45	3,025	3,659
	General Motors Co.	6.750%	4/1/46	2,175	3,094
	General Motors Co.	5.400%	4/1/48	2,451	3,069
	General Motors Co.	5.950%	4/1/49	2,175	2,928
	George Washington University	4.300%	9/15/44	680	833
	George Washington University	4.868%	9/15/45	345	461
	George Washington University	4.126%	9/15/48	1,631	2,045
	Georgetown University	4.315%	4/1/49	522	644
	Georgetown University	2.943%	4/1/50	435	422
	Georgetown University	5.215%	10/1/18	766	1,008
	Harley-Davidson Inc.	4.625%	7/28/45	608	660
	Hasbro Inc.	6.350%	3/15/40	1,153	1,451
	Hasbro Inc.	5.100%	5/15/44	743	836
	Home Depot Inc.	5.875%	12/16/36	6,135	9,317
	Home Depot Inc.	3.300%	4/15/40	1,929	2,264
	Home Depot Inc.	5.400%	9/15/40	1,660	2,399
	Home Depot Inc.	5.950%	4/1/41	3,678	5,723

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Home Depot Inc.	4.200%	4/1/43	1,517	1,966
Home Depot Inc.	4.875%	2/15/44	3,560	5,054
Home Depot Inc.	4.400%	3/15/45	1,484	1,972
Home Depot Inc.	4.250%	4/1/46	5,136	6,769
Home Depot Inc.	3.900%	6/15/47	2,914	3,728
Home Depot Inc.	4.500%	12/6/48	3,629	5,060
Home Depot Inc.	3.125%	12/15/49	3,910	4,420
Home Depot Inc.	3.350%	4/15/50	1,614	1,909
Home Depot Inc.	3.500%	9/15/56	2,519	3,097
JD.com Inc.	4.125%	1/14/50	1,145	1,279
JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,350	2,503
JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	221	220
Johns Hopkins University	4.083%	7/1/53	740	989
Johns Hopkins University	2.813%	1/1/60	805	832
Kohl's Corp.	5.550%	7/17/45	1,005	985
Lear Corp.	5.250%	5/15/49	1,300	1,564
Leland Stanford Junior University	3.647%	5/1/48	1,354	1,696
Leland Stanford Junior University	2.413%	6/1/50	1,200	1,261
Lowe's Cos. Inc.	1.700%	10/15/30	1,800	1,810
Lowe's Cos. Inc.	5.500%	10/15/35	200	278
Lowe's Cos. Inc.	5.000%	4/15/40	2,159	2,943
Lowe's Cos. Inc.	4.250%	9/15/44	447	536
Lowe's Cos. Inc.	3.700%	4/15/46	2,135	2,492
Lowe's Cos. Inc.	4.050%	5/3/47	3,072	3,766
Lowe's Cos. Inc.	4.550%	4/5/49	2,475	3,323
Lowe's Cos. Inc.	5.125%	4/15/50	1,556	2,281
Lowe's Cos. Inc.	3.000%	10/15/50	3,345	3,568
Marriott International Inc.	3.500%	10/15/32	2,145	2,330
Masco Corp.	6.500%	8/15/32	140	179
Masco Corp.	4.500%	5/15/47	1,228	1,537
Massachusetts Institute of Technology	3.959%	7/1/38	760	933
Massachusetts Institute of Technology	2.989%	7/1/50	1,042	1,215
Massachusetts Institute of Technology	2.294%	7/1/51	300	299
Massachusetts Institute of Technology	5.600%	7/1/11	1,536	2,676
Massachusetts Institute of Technology	4.678%	7/1/14	1,465	2,138
Massachusetts Institute of Technology	3.885%	7/1/16	1,350	1,659
McDonald's Corp.	4.700%	12/9/35	4,150	5,418
McDonald's Corp.	6.300%	10/15/37	2,059	3,133
McDonald's Corp.	6.300%	3/1/38	260	394
McDonald's Corp.	5.700%	2/1/39	520	737
McDonald's Corp.	4.875%	7/15/40	530	708
McDonald's Corp.	3.700%	2/15/42	2,322	2,734
McDonald's Corp.	3.625%	5/1/43	1,950	2,269
McDonald's Corp.	4.600%	5/26/45	1,006	1,311
McDonald's Corp.	4.875%	12/9/45	842	1,150
McDonald's Corp.	4.450%	3/1/47	4,740	6,160
McDonald's Corp.	4.450%	9/1/48	1,450	1,899
McDonald's Corp.	3.625%	9/1/49	5,069	5,944
McDonald's Corp.	4.200%	4/1/50	2,203	2,828
NIKE Inc.	3.250%	3/27/40	2,890	3,395
NIKE Inc.	3.625%	5/1/43	739	896
NIKE Inc.	3.875%	11/1/45	1,592	2,039
NIKE Inc.	3.375%	11/1/46	1,166	1,395
NIKE Inc.	3.375%	3/27/50	4,365	5,249
Northeastern University	2.894%	10/1/50	700	743
Northwestern University	4.643%	12/1/44	865	1,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northwestern University	2.640%	12/1/50	720	750
	Northwestern University	3.662%	12/1/57	1,252	1,541
	O'Reilly Automotive Inc.	1.750%	3/15/31	1,555	1,543
	President & Fellows of Harvard College	4.875%	10/15/40	673	946
	President & Fellows of Harvard College	3.150%	7/15/46	1,221	1,449
	President & Fellows of Harvard College	2.517%	10/15/50	1,460	1,541
	President & Fellows of Harvard College	3.300%	7/15/56	1,010	1,219
	PulteGroup Inc.	6.375%	5/15/33	1,600	2,200
	Rockefeller Foundation	2.492%	10/1/50	1,700	1,737
	Ross Stores Inc.	1.875%	4/15/31	1,200	1,208
	Snap-on Inc.	4.100%	3/1/48	285	356
	Snap-on Inc.	3.100%	5/1/50	1,850	2,094
	Stanley Black & Decker Inc.	5.200%	9/1/40	860	1,196
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,225	1,730
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,925	2,014
	Starbucks Corp.	4.300%	6/15/45	1,602	1,950
	Starbucks Corp.	3.750%	12/1/47	1,299	1,509
	Starbucks Corp.	4.500%	11/15/48	2,400	3,111
	Starbucks Corp.	4.450%	8/15/49	1,480	1,911
	Starbucks Corp.	3.350%	3/12/50	1,922	2,114
	Starbucks Corp.	3.500%	11/15/50	2,450	2,795
	TJX Cos. Inc.	1.600%	5/15/31	500	503
	TJX Cos. Inc.	4.500%	4/15/50	2,380	3,400
	Trustees of Boston College	3.129%	7/1/52	1,027	1,134
	Trustees of Boston University	4.061%	10/1/48	720	920
	Trustees of Princeton University	5.700%	3/1/39	910	1,372
	Trustees of Princeton University	2.516%	7/1/50	1,675	1,771
	Trustees of the University of Pennsylvania	2.396%	10/1/50	930	952
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	835
	Trustees of the University of Pennsylvania	3.610%	2/15/19	730	810
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,052	1,041
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,379	1,293
	University of Chicago	2.761%	4/1/45	575	593
	University of Chicago	2.547%	4/1/50	930	913
	University of Chicago	4.003%	10/1/53	960	1,244
	University of Notre Dame du Lac	3.438%	2/15/45	1,353	1,640
	University of Notre Dame du Lac	3.394%	2/15/48	734	894
	University of Southern California	3.028%	10/1/39	1,287	1,407
	University of Southern California	3.841%	10/1/47	830	1,028
	University of Southern California	2.805%	10/1/50	240	260
	University of Southern California	5.250%	10/1/11	588	918
	University of Southern California	3.226%	10/1/20	925	929
	Whirlpool Corp.	4.500%	6/1/46	585	725
	Whirlpool Corp.	4.600%	5/15/50	1,510	2,010
	William Marsh Rice University	3.574%	5/15/45	982	1,176
	William Marsh Rice University	3.774%	5/15/55	308	392
	Yale University	2.402%	4/15/50	1,300	1,303
					335,315
Consumer Staples (8.2%)
	Altria Group Inc.	5.800%	2/14/39	3,945	5,217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	4.250%	8/9/42	2,804	3,156
Altria Group Inc.	4.500%	5/2/43	3,781	4,333
Altria Group Inc.	5.375%	1/31/44	4,505	5,831
Altria Group Inc.	3.875%	9/16/46	6,133	6,603
Altria Group Inc.	5.950%	2/14/49	2,968	4,205
Altria Group Inc.	4.450%	5/6/50	205	242
Altria Group Inc.	6.200%	2/14/59	1,110	1,579
Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,800	12,458
Anheuser-Busch Cos. LLC	4.900%	2/1/46	20,366	26,504
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,024	5,082
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	4,564	5,342
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,061	5,072
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	6,130	7,955
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,538	3,226
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,610	2,310
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,637	5,721
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,937	4,980
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,800	3,807
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,892	3,198
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,840	2,283
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,265	5,550
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,548	1,755
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	7,405	9,371
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	3,985	4,980
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,655	10,968
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,487	1,856
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,657	7,439
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,839	2,786
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,402	4,357
Archer-Daniels-Midland Co.	5.935%	10/1/32	590	850
Archer-Daniels-Midland Co.	5.375%	9/15/35	316	452
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,787	2,237
Archer-Daniels-Midland Co.	4.500%	3/15/49	223	319
BAT Capital Corp.	2.726%	3/25/31	3,279	3,363
BAT Capital Corp.	4.390%	8/15/37	6,220	6,977
BAT Capital Corp.	3.734%	9/25/40	1,660	1,742
BAT Capital Corp.	4.540%	8/15/47	6,835	7,590
BAT Capital Corp.	4.758%	9/6/49	3,380	3,893
BAT Capital Corp.	5.282%	4/2/50	1,017	1,263
BAT Capital Corp.	3.984%	9/25/50	2,796	2,947
Brown-Forman Corp.	4.000%	4/15/38	863	1,054
Brown-Forman Corp.	4.500%	7/15/45	611	819
Campbell Soup Co.	4.800%	3/15/48	2,476	3,273
Campbell Soup Co.	3.125%	4/24/50	975	1,029
Church & Dwight Co. Inc.	3.950%	8/1/47	583	719
Coca-Cola Co.	1.375%	3/15/31	2,230	2,230
Coca-Cola Co.	2.500%	6/1/40	2,355	2,537
Coca-Cola Co.	4.200%	3/25/50	1,047	1,413
Coca-Cola Co.	2.600%	6/1/50	3,345	3,532
Coca-Cola Co.	2.500%	3/15/51	3,525	3,656
Coca-Cola Co.	2.750%	6/1/60	3,025	3,274
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	935	942
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,180	1,631
Colgate-Palmolive Co.	4.000%	8/15/45	998	1,363
Colgate-Palmolive Co.	3.700%	8/1/47	334	443
Conagra Brands Inc.	5.300%	11/1/38	2,397	3,219
Conagra Brands Inc.	5.400%	11/1/48	2,490	3,572
Constellation Brands Inc.	4.500%	5/9/47	1,255	1,612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	4.100%	2/15/48	1,576	1,927
Constellation Brands Inc.	5.250%	11/15/48	1,318	1,861
Constellation Brands Inc.	3.750%	5/1/50	2,510	2,955
Costco Wholesale Corp.	1.750%	4/20/32	5,118	5,306
Delhaize America LLC	9.000%	4/15/31	310	498
Diageo Capital plc	2.125%	4/29/32	3,464	3,663
Diageo Capital plc	5.875%	9/30/36	465	665
Diageo Capital plc	3.875%	4/29/43	559	684
Diageo Investment Corp.	7.450%	4/15/35	382	637
Diageo Investment Corp.	4.250%	5/11/42	980	1,254
Dollar General Corp.	4.125%	4/3/50	1,907	2,430
Estee Lauder Cos. Inc.	6.000%	5/15/37	780	1,142
Estee Lauder Cos. Inc.	4.375%	6/15/45	283	377
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,173	1,549
Estee Lauder Cos. Inc.	3.125%	12/1/49	1,445	1,684
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,192	1,472
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	6,089	6,682
General Mills Inc.	4.550%	4/17/38	1,950	2,482
General Mills Inc.	5.400%	6/15/40	687	973
General Mills Inc.	4.150%	2/15/43	2,516	3,140
General Mills Inc.	4.700%	4/17/48	329	465
Hershey Co.	3.375%	8/15/46	1,833	2,148
Hershey Co.	3.125%	11/15/49	551	625
Ingredion Inc.	3.900%	6/1/50	925	1,092
J M Smucker Co.	4.250%	3/15/35	2,084	2,559
J M Smucker Co.	4.375%	3/15/45	941	1,161
J M Smucker Co.	3.550%	3/15/50	905	1,016
Kellogg Co.	7.450%	4/1/31	1,267	1,861
Kellogg Co.	4.500%	4/1/46	621	797
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,472	1,944
Keurig Dr Pepper Inc.	4.500%	11/15/45	613	778
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,284	1,635
Keurig Dr Pepper Inc.	5.085%	5/25/48	1,363	1,900
Keurig Dr Pepper Inc.	3.800%	5/1/50	2,050	2,443
Kimberly-Clark Corp.	6.625%	8/1/37	553	911
Kimberly-Clark Corp.	5.300%	3/1/41	538	787
Kimberly-Clark Corp.	3.200%	7/30/46	1,015	1,198
Kimberly-Clark Corp.	3.900%	5/4/47	395	513
Kimberly-Clark Corp.	2.875%	2/7/50	2,879	3,275
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	993
Kroger Co.	7.500%	4/1/31	758	1,115
Kroger Co.	6.900%	4/15/38	226	338
Kroger Co.	5.400%	7/15/40	1,048	1,388
Kroger Co.	5.000%	4/15/42	865	1,132
Kroger Co.	5.150%	8/1/43	1,106	1,515
Kroger Co.	3.875%	10/15/46	1,405	1,661
Kroger Co.	4.650%	1/15/48	3,571	4,681
Kroger Co.	5.400%	1/15/49	2,134	3,108
Kroger Co.	3.950%	1/15/50	2,085	2,533
McCormick & Co. Inc.	4.200%	8/15/47	1,140	1,455
Mead Johnson Nutrition Co.	5.900%	11/1/39	270	401
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,981	2,658
Molson Coors Beverage Co.	5.000%	5/1/42	2,813	3,531
Molson Coors Beverage Co.	4.200%	7/15/46	4,157	4,798
Mondelez International Inc.	1.500%	2/4/31	1,950	1,929
Mondelez International Inc.	1.875%	10/15/32	1,500	1,523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mondelez International Inc.	2.625%	9/4/50	2,595	2,610
PepsiCo Inc.	1.400%	2/25/31	2,000	2,018
PepsiCo Inc.	5.500%	1/15/40	1,000	1,483
PepsiCo Inc.	3.500%	3/19/40	2,536	3,065
PepsiCo Inc.	4.875%	11/1/40	1,257	1,759
PepsiCo Inc.	4.000%	3/5/42	1,066	1,362
PepsiCo Inc.	3.600%	8/13/42	3,630	4,413
PepsiCo Inc.	4.250%	10/22/44	1,107	1,459
PepsiCo Inc.	4.600%	7/17/45	1,517	2,097
PepsiCo Inc.	4.450%	4/14/46	1,821	2,523
PepsiCo Inc.	3.450%	10/6/46	4,810	5,830
PepsiCo Inc.	4.000%	5/2/47	925	1,203
PepsiCo Inc.	3.375%	7/29/49	3,237	3,926
PepsiCo Inc.	2.875%	10/15/49	1,641	1,832
PepsiCo Inc.	3.625%	3/19/50	2,441	3,089
PepsiCo Inc.	3.875%	3/19/60	3,108	4,146
Philip Morris International Inc.	6.375%	5/16/38	2,896	4,402
Philip Morris International Inc.	4.375%	11/15/41	2,080	2,606
Philip Morris International Inc.	4.500%	3/20/42	2,150	2,736
Philip Morris International Inc.	3.875%	8/21/42	2,927	3,410
Philip Morris International Inc.	4.125%	3/4/43	1,432	1,755
Philip Morris International Inc.	4.875%	11/15/43	3,199	4,302
Philip Morris International Inc.	4.250%	11/10/44	2,033	2,526
Procter & Gamble Co.	5.550%	3/5/37	325	491
Procter & Gamble Co.	3.550%	3/25/40	3,395	4,264
Procter & Gamble Co.	3.500%	10/25/47	1,182	1,548
Procter & Gamble Co.	3.600%	3/25/50	2,166	2,933
Reynolds American Inc.	5.700%	8/15/35	2,115	2,667
Reynolds American Inc.	7.250%	6/15/37	1,621	2,251
Reynolds American Inc.	6.150%	9/15/43	3,582	4,704
Reynolds American Inc.	5.850%	8/15/45	2,178	2,786
Sysco Corp.	5.375%	9/21/35	261	345
Sysco Corp.	6.600%	4/1/40	2,270	3,347
Sysco Corp.	4.850%	10/1/45	3,224	3,983
Sysco Corp.	4.500%	4/1/46	694	827
Sysco Corp.	4.450%	3/15/48	645	764
Sysco Corp.	3.300%	2/15/50	440	465
Sysco Corp.	6.600%	4/1/50	2,695	4,172
Target Corp.	6.500%	10/15/37	607	971
Target Corp.	7.000%	1/15/38	485	800
Target Corp.	4.000%	7/1/42	1,500	1,972
Target Corp.	3.625%	4/15/46	1,600	2,041
Target Corp.	3.900%	11/15/47	2,810	3,747
Tyson Foods Inc.	4.875%	8/15/34	1,747	2,295
Tyson Foods Inc.	5.150%	8/15/44	460	623
Tyson Foods Inc.	4.550%	6/2/47	1,527	2,032
Tyson Foods Inc.	5.100%	9/28/48	5,403	7,704
Unilever Capital Corp.	5.900%	11/15/32	3,247	4,776
Walgreen Co.	4.400%	9/15/42	1,770	1,953
Walgreens Boots Alliance Inc.	4.500%	11/18/34	937	1,089
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,405	3,876
Walgreens Boots Alliance Inc.	4.650%	6/1/46	2,035	2,317
Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,501	1,612
Walmart Inc.	5.250%	9/1/35	4,694	6,874
Walmart Inc.	6.500%	8/15/37	1,990	3,248
Walmart Inc.	6.200%	4/15/38	1,187	1,900
Walmart Inc.	3.950%	6/28/38	3,649	4,684
Walmart Inc.	5.625%	4/1/40	2,313	3,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	5.000%	10/25/40	1,828	2,633
Walmart Inc.	5.625%	4/15/41	2,581	4,022
Walmart Inc.	4.000%	4/11/43	3,211	4,131
Walmart Inc.	4.300%	4/22/44	861	1,173
Walmart Inc.	3.625%	12/15/47	2,920	3,743
Walmart Inc.	4.050%	6/29/48	7,155	9,786
Walmart Inc.	2.950%	9/24/49	2,249	2,624
				525,604
Energy (8.4%)
Baker Hughes a GE Co. LLC	4.080%	12/15/47	2,686	3,089
Baker Hughes Holdings LLC	5.125%	9/15/40	3,080	4,022
Boardwalk Pipelines LP	3.400%	2/15/31	550	553
BP Capital Markets America Inc.	3.000%	2/24/50	5,078	5,271
BP Capital Markets America Inc.	2.772%	11/10/50	4,505	4,449
Burlington Resources LLC	7.200%	8/15/31	1,560	2,281
Burlington Resources LLC	7.400%	12/1/31	692	1,024
Burlington Resources LLC	5.950%	10/15/36	778	1,074
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,651	2,136
Canadian Natural Resources Ltd.	6.450%	6/30/33	663	833
Canadian Natural Resources Ltd.	5.850%	2/1/35	891	1,080
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,056	1,311
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,494	1,918
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,310	1,705
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,975	2,407
Chevron Corp.	2.978%	5/11/40	1,615	1,783
Chevron Corp.	3.078%	5/11/50	3,075	3,403
Chevron USA Inc.	2.343%	8/12/50	980	936
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,160	1,558
Concho Resources Inc.	2.400%	2/15/31	600	626
Concho Resources Inc.	4.875%	10/1/47	3,631	4,779
Concho Resources Inc.	4.850%	8/15/48	1,110	1,446
Conoco Funding Co.	7.250%	10/15/31	2,709	3,989
ConocoPhillips	5.900%	10/15/32	1,761	2,381
ConocoPhillips	5.900%	5/15/38	1,784	2,512
ConocoPhillips	6.500%	2/1/39	4,119	6,250
ConocoPhillips Co.	4.300%	11/15/44	1,995	2,477
ConocoPhillips Co.	5.950%	3/15/46	1,773	2,687
Devon Energy Corp.	7.875%	9/30/31	1,147	1,534
Devon Energy Corp.	7.950%	4/15/32	1,835	2,434
Devon Energy Corp.	5.600%	7/15/41	1,832	2,137
Devon Energy Corp.	4.750%	5/15/42	2,280	2,445
Devon Energy Corp.	5.000%	6/15/45	1,040	1,169
Enable Midstream Partners LP	5.000%	5/15/44	1,278	1,110
Enbridge Energy Partners LP	7.500%	4/15/38	877	1,234
Enbridge Energy Partners LP	5.500%	9/15/40	1,263	1,585
Enbridge Energy Partners LP	7.375%	10/15/45	1,608	2,398
Enbridge Inc.	4.500%	6/10/44	790	904
Enbridge Inc.	5.500%	12/1/46	2,397	3,191
Enbridge Inc.	4.000%	11/15/49	1,280	1,434
Energy Transfer Operating LP	4.900%	3/15/35	843	880
Energy Transfer Operating LP	6.625%	10/15/36	865	1,014
Energy Transfer Operating LP	5.800%	6/15/38	1,302	1,427
Energy Transfer Operating LP	7.500%	7/1/38	2,223	2,748
Energy Transfer Operating LP	6.050%	6/1/41	3,104	3,403
Energy Transfer Operating LP	6.500%	2/1/42	2,086	2,383
Energy Transfer Operating LP	5.150%	2/1/43	1,120	1,133
Energy Transfer Operating LP	5.950%	10/1/43	2,007	2,180
Energy Transfer Operating LP	5.150%	3/15/45	3,296	3,411

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Transfer Operating LP	6.125%	12/15/45	1,494	1,675
Energy Transfer Operating LP	5.300%	4/15/47	732	768
Energy Transfer Operating LP	6.000%	6/15/48	2,949	3,318
Energy Transfer Operating LP	6.250%	4/15/49	5,165	6,030
Energy Transfer Operating LP	5.000%	5/15/50	4,905	5,150
Enterprise Products Operating LLC	6.875%	3/1/33	1,348	1,850
Enterprise Products Operating LLC	6.650%	10/15/34	632	871
Enterprise Products Operating LLC	7.550%	4/15/38	943	1,398
Enterprise Products Operating LLC	6.125%	10/15/39	1,836	2,474
Enterprise Products Operating LLC	6.450%	9/1/40	600	841
Enterprise Products Operating LLC	5.950%	2/1/41	254	341
Enterprise Products Operating LLC	5.700%	2/15/42	242	318
Enterprise Products Operating LLC	4.850%	8/15/42	3,328	4,059
Enterprise Products Operating LLC	4.450%	2/15/43	2,381	2,812
Enterprise Products Operating LLC	4.850%	3/15/44	2,301	2,796
Enterprise Products Operating LLC	5.100%	2/15/45	2,684	3,403
Enterprise Products Operating LLC	4.900%	5/15/46	2,067	2,571
Enterprise Products Operating LLC	4.250%	2/15/48	2,620	3,053
Enterprise Products Operating LLC	4.800%	2/1/49	3,086	3,883
Enterprise Products Operating LLC	4.200%	1/31/50	3,899	4,510
Enterprise Products Operating LLC	3.700%	1/31/51	1,687	1,831
Enterprise Products Operating LLC	3.200%	2/15/52	3,021	3,027
Enterprise Products Operating LLC	4.950%	10/15/54	2,546	3,135
Enterprise Products Operating LLC	3.950%	1/31/60	3,515	3,764
EOG Resources Inc.	3.900%	4/1/35	431	499
EOG Resources Inc.	4.950%	4/15/50	2,425	3,321
Exxon Mobil Corp.	2.995%	8/16/39	731	740
Exxon Mobil Corp.	4.227%	3/19/40	6,880	8,478
Exxon Mobil Corp.	3.567%	3/6/45	2,992	3,387
Exxon Mobil Corp.	4.114%	3/1/46	2,573	3,158
Exxon Mobil Corp.	3.095%	8/16/49	2,710	2,843
Exxon Mobil Corp.	4.327%	3/19/50	8,149	10,533
Exxon Mobil Corp.	3.452%	4/15/51	6,493	7,355
Halliburton Co.	4.850%	11/15/35	4,425	5,072
Halliburton Co.	6.700%	9/15/38	2,408	3,118
Halliburton Co.	4.500%	11/15/41	1,258	1,329
Halliburton Co.	4.750%	8/1/43	3,018	3,207
Halliburton Co.	5.000%	11/15/45	5,287	5,974
Hess Corp.	7.300%	8/15/31	1,865	2,310
Hess Corp.	7.125%	3/15/33	2,360	2,932
Hess Corp.	6.000%	1/15/40	1,107	1,344
Hess Corp.	5.600%	2/15/41	2,080	2,447
Hess Corp.	5.800%	4/1/47	1,413	1,726
Husky Energy Inc.	6.800%	9/15/37	585	699
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,206	1,608
Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,641	2,245
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,656	2,263
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,546	1,887
Kinder Morgan Energy Partners LP	6.500%	2/1/37	538	680
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,638	3,500
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,043	1,346
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,956	2,520
Kinder Morgan Energy Partners LP	7.500%	11/15/40	2,624	3,662
Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,618	3,368
Kinder Morgan Energy Partners LP	5.625%	9/1/41	856	1,039
Kinder Morgan Energy Partners LP	5.000%	8/15/42	900	1,034
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	2,023
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,272	1,440

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,595	1,957
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,612	1,995
Kinder Morgan Inc.	2.000%	2/15/31	468	459
Kinder Morgan Inc.	7.800%	8/1/31	2,130	2,962
Kinder Morgan Inc.	7.750%	1/15/32	2,135	3,013
Kinder Morgan Inc.	5.300%	12/1/34	1,338	1,607
Kinder Morgan Inc.	5.550%	6/1/45	1,499	1,891
Kinder Morgan Inc.	5.050%	2/15/46	1,406	1,651
Kinder Morgan Inc.	5.200%	3/1/48	360	447
Kinder Morgan Inc.	3.250%	8/1/50	1,389	1,340
Magellan Midstream Partners LP	5.150%	10/15/43	1,225	1,480
Magellan Midstream Partners LP	4.250%	9/15/46	383	422
Magellan Midstream Partners LP	4.200%	10/3/47	1,980	2,171
Magellan Midstream Partners LP	4.850%	2/1/49	385	463
Magellan Midstream Partners LP	3.950%	3/1/50	1,494	1,624
Marathon Oil Corp.	6.800%	3/15/32	814	958
Marathon Oil Corp.	6.600%	10/1/37	3,046	3,602
Marathon Oil Corp.	5.200%	6/1/45	438	481
Marathon Petroleum Corp.	6.500%	3/1/41	2,732	3,470
Marathon Petroleum Corp.	4.750%	9/15/44	1,789	1,997
Marathon Petroleum Corp.	4.500%	4/1/48	1,313	1,400
Marathon Petroleum Corp.	5.000%	9/15/54	1,300	1,438
MPLX LP	4.500%	4/15/38	4,228	4,672
MPLX LP	5.200%	3/1/47	3,170	3,721
MPLX LP	5.200%	12/1/47	903	1,043
MPLX LP	4.700%	4/15/48	2,884	3,234
MPLX LP	5.500%	2/15/49	3,868	4,811
MPLX LP	4.900%	4/15/58	1,304	1,434
National Oilwell Varco Inc.	3.950%	12/1/42	2,140	2,001
Noble Energy Inc.	6.000%	3/1/41	1,395	2,040
Noble Energy Inc.	5.250%	11/15/43	1,616	2,240
Noble Energy Inc.	5.050%	11/15/44	1,815	2,473
Noble Energy Inc.	4.950%	8/15/47	1,814	2,492
Noble Energy Inc.	4.200%	10/15/49	2,265	2,862
ONEOK Inc.	6.350%	1/15/31	655	812
ONEOK Inc.	6.000%	6/15/35	1,868	2,173
ONEOK Inc.	4.950%	7/13/47	2,769	2,926
ONEOK Inc.	5.200%	7/15/48	2,113	2,296
ONEOK Inc.	4.450%	9/1/49	2,134	2,125
ONEOK Inc.	4.500%	3/15/50	755	749
ONEOK Inc.	7.150%	1/15/51	790	1,028
ONEOK Partners LP	6.650%	10/1/36	665	788
ONEOK Partners LP	6.850%	10/15/37	1,360	1,635
ONEOK Partners LP	6.125%	2/1/41	1,437	1,660
ONEOK Partners LP	6.200%	9/15/43	741	849
Phillips 66	2.150%	12/15/30	2,253	2,236
Phillips 66	4.650%	11/15/34	2,098	2,474
Phillips 66	5.875%	5/1/42	2,730	3,710
Phillips 66	4.875%	11/15/44	4,218	5,324
Phillips 66 Partners LP	4.680%	2/15/45	1,102	1,156
Phillips 66 Partners LP	4.900%	10/1/46	1,530	1,651
Plains All American Pipeline LP	6.650%	1/15/37	2,496	2,892
Plains All American Pipeline LP	5.150%	6/1/42	851	867
Plains All American Pipeline LP	4.300%	1/31/43	1,400	1,298
Plains All American Pipeline LP	4.700%	6/15/44	970	950
Plains All American Pipeline LP	4.900%	2/15/45	1,027	1,030
Shell International Finance BV	4.125%	5/11/35	3,311	4,103
Shell International Finance BV	6.375%	12/15/38	4,662	7,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	5.500%	3/25/40	2,864	4,125
	Shell International Finance BV	3.625%	8/21/42	2,305	2,654
	Shell International Finance BV	4.550%	8/12/43	2,643	3,453
	Shell International Finance BV	4.375%	5/11/45	7,456	9,625
	Shell International Finance BV	4.000%	5/10/46	4,837	5,972
	Shell International Finance BV	3.750%	9/12/46	3,079	3,649
	Shell International Finance BV	3.125%	11/7/49	2,480	2,691
	Shell International Finance BV	3.250%	4/6/50	5,585	6,315
	Spectra Energy Partners LP	5.950%	9/25/43	1,316	1,681
	Spectra Energy Partners LP	4.500%	3/15/45	1,379	1,596
	Suncor Energy Inc.	7.150%	2/1/32	2,941	3,848
	Suncor Energy Inc.	5.350%	7/15/33	528	602
	Suncor Energy Inc.	5.950%	12/1/34	2,534	3,133
	Suncor Energy Inc.	5.950%	5/15/35	1,147	1,437
	Suncor Energy Inc.	6.800%	5/15/38	1,934	2,603
	Suncor Energy Inc.	6.500%	6/15/38	2,181	2,904
	Suncor Energy Inc.	6.850%	6/1/39	834	1,125
	Suncor Energy Inc.	4.000%	11/15/47	2,615	2,815
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,106	1,206
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	511	505
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	751	788
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,163	1,220
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,253	2,405
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	864
	Texas Eastern Transmission LP	7.000%	7/15/32	717	979
	Total Capital International SA	2.986%	6/29/41	2,350	2,541
	Total Capital International SA	3.461%	7/12/49	1,625	1,866
	Total Capital International SA	3.127%	5/29/50	6,806	7,380
	Total Capital International SA	3.386%	6/29/60	1,305	1,479
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,495	4,115
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,525	1,933
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,507	1,974
	TransCanada PipeLines Ltd.	6.200%	10/15/37	4,570	6,339
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,080	2,536
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,414	2,092
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,193	1,621
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,146	2,642
	TransCanada PipeLines Ltd.	4.875%	5/15/48	3,115	4,020
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,666	2,217
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,730	2,171
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,205	1,399
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	970	1,128
[1]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,123	2,344
	Valero Energy Corp.	7.500%	4/15/32	1,668	2,260
	Valero Energy Corp.	6.625%	6/15/37	3,115	4,060
	Valero Energy Corp.	4.900%	3/15/45	1,688	1,951
	Williams Cos. Inc.	7.500%	1/15/31	973	1,276
	Williams Cos. Inc.	8.750%	3/15/32	1,280	1,838
	Williams Cos. Inc.	6.300%	4/15/40	3,088	3,999
	Williams Cos. Inc.	5.800%	11/15/43	921	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.400%	3/4/44	775	922
	Williams Cos. Inc.	5.750%	6/24/44	753	948
	Williams Cos. Inc.	4.900%	1/15/45	2,076	2,400
	Williams Cos. Inc.	5.100%	9/15/45	1,898	2,284
	Williams Cos. Inc.	4.850%	3/1/48	1,375	1,622
					535,597
Financials (16.4%)
	Aflac Inc.	4.000%	10/15/46	538	653
	Aflac Inc.	4.750%	1/15/49	2,764	3,774
	Air Lease Corp.	3.125%	12/1/30	2,000	2,019
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	986	1,246
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	3,128	3,547
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,900	2,871
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,645	2,272
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,150	1,402
	Alleghany Corp.	4.900%	9/15/44	682	872
	Allstate Corp.	1.450%	12/15/30	1,500	1,487
	Allstate Corp.	5.350%	6/1/33	869	1,203
	Allstate Corp.	5.550%	5/9/35	816	1,203
	Allstate Corp.	5.950%	4/1/36	446	645
	Allstate Corp.	4.500%	6/15/43	1,026	1,370
	Allstate Corp.	4.200%	12/15/46	925	1,218
	Allstate Corp.	3.850%	8/10/49	2,600	3,285
[3]	Allstate Corp.	6.500%	5/15/57	1,070	1,410
	Ally Financial Inc.	8.000%	11/1/31	4,911	7,023
	Ally Financial Inc.	8.000%	11/1/31	2,166	3,029
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	575	648
	American Express Co.	4.050%	12/3/42	2,676	3,395
	American Financial Group Inc.	4.500%	6/15/47	1,463	1,684
	American International Group Inc.	3.875%	1/15/35	2,188	2,642
	American International Group Inc.	4.700%	7/10/35	2,319	2,974
	American International Group Inc.	6.250%	5/1/36	1,350	1,939
	American International Group Inc.	4.500%	7/16/44	2,897	3,711
	American International Group Inc.	4.800%	7/10/45	3,343	4,396
	American International Group Inc.	4.750%	4/1/48	2,195	2,965
	American International Group Inc.	4.375%	6/30/50	2,690	3,490
	American International Group Inc.	4.375%	1/15/55	3,520	4,532
[3]	American International Group Inc.	8.175%	5/15/58	626	905
	American Tower Corp.	3.700%	10/15/49	2,171	2,466
	American Tower Corp.	3.100%	6/15/50	1,530	1,583
	American Tower Corp.	2.950%	1/15/51	500	499
	Aon Corp.	6.250%	9/30/40	744	1,129
	Aon plc	4.600%	6/14/44	1,391	1,835
	Aon plc	4.750%	5/15/45	504	693
	Arch Capital Finance LLC	5.031%	12/15/46	1,228	1,671
	Arch Capital Group Ltd.	7.350%	5/1/34	395	601
	Arch Capital Group Ltd.	3.635%	6/30/50	750	886
	Arch Capital Group US Inc.	5.144%	11/1/43	1,558	2,061
	Athene Holding Ltd.	3.500%	1/15/31	1,210	1,273
	AvalonBay Communities Inc.	2.450%	1/15/31	930	996
	AvalonBay Communities Inc.	3.900%	10/15/46	1,330	1,602
	AvalonBay Communities Inc.	4.150%	7/1/47	392	489
	AXA SA	8.600%	12/15/30	2,773	4,295
	Bank of America Corp.	6.110%	1/29/37	5,532	8,131
[3]	Bank of America Corp.	4.244%	4/24/38	4,159	5,191
	Bank of America Corp.	7.750%	5/14/38	2,984	5,098
[3]	Bank of America Corp.	4.078%	4/23/40	2,417	2,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	2.676%	6/19/41	11,592	12,110
	Bank of America Corp.	5.875%	2/7/42	2,791	4,310
	Bank of America Corp.	5.000%	1/21/44	5,744	8,207
	Bank of America Corp.	4.875%	4/1/44	1,247	1,735
	Bank of America Corp.	4.750%	4/21/45	1,611	2,197
[3]	Bank of America Corp.	4.443%	1/20/48	7,147	9,568
[3]	Bank of America Corp.	3.946%	1/23/49	4,599	5,802
[3]	Bank of America Corp.	4.330%	3/15/50	8,539	11,251
[3]	Bank of America Corp.	4.083%	3/20/51	11,835	15,105
	Bank of America Corp.	2.831%	10/24/51	825	875
	Bank of America NA	6.000%	10/15/36	3,202	4,732
	Barclays plc	5.250%	8/17/45	2,990	4,130
	Barclays plc	4.950%	1/10/47	3,490	4,704
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	678	1,062
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,859	5,206
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,691	3,561
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	3,868	5,174
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,889	7,945
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,050	4,401
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,603	2,185
	BlackRock Inc.	1.900%	1/28/31	3,020	3,142
	Boston Properties LP	3.250%	1/30/31	2,005	2,186
	Brighthouse Financial Inc.	4.700%	6/22/47	1,488	1,549
	Brookfield Finance Inc.	4.700%	9/20/47	1,973	2,480
	Brookfield Finance Inc.	3.500%	3/30/51	1,440	1,569
	Brookfield Finance LLC	3.450%	4/15/50	1,280	1,378
	Brown & Brown Inc.	2.375%	3/15/31	1,341	1,398
	Camden Property Trust	3.350%	11/1/49	1,375	1,522
	Chubb Corp.	6.000%	5/11/37	1,731	2,600
	Chubb Corp.	6.500%	5/15/38	1,125	1,803
	Chubb INA Holdings Inc.	6.700%	5/15/36	613	960
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,537	1,994
	Chubb INA Holdings Inc.	4.350%	11/3/45	4,244	5,753
	Cincinnati Financial Corp.	6.125%	11/1/34	819	1,157
	Citigroup Inc.	6.625%	6/15/32	2,349	3,348
	Citigroup Inc.	5.875%	2/22/33	726	953
	Citigroup Inc.	6.000%	10/31/33	2,192	3,029
	Citigroup Inc.	6.125%	8/25/36	650	911
[3]	Citigroup Inc.	3.878%	1/24/39	1,692	2,031
	Citigroup Inc.	8.125%	7/15/39	4,460	8,066
[3]	Citigroup Inc.	5.316%	3/26/41	1,250	1,775
	Citigroup Inc.	5.875%	1/30/42	3,447	5,285
	Citigroup Inc.	6.675%	9/13/43	2,875	4,655
	Citigroup Inc.	5.300%	5/6/44	4,356	6,139
	Citigroup Inc.	4.650%	7/30/45	4,217	5,737
	Citigroup Inc.	4.750%	5/18/46	5,682	7,533
[3]	Citigroup Inc.	4.281%	4/24/48	1,418	1,855
	Citigroup Inc.	4.650%	7/23/48	2,730	3,794
[1]	Citizens Financial Group Inc.	2.638%	9/30/32	1,767	1,845
	CME Group Inc.	5.300%	9/15/43	1,786	2,678
	CME Group Inc.	4.150%	6/15/48	1,545	2,134
	Cooperatieve Rabobank UA	5.250%	5/24/41	4,401	6,413
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,795	2,657
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,549	5,040
	Credit Suisse Group AG	4.875%	5/15/45	4,315	5,927
	Credit Suisse USA Inc.	7.125%	7/15/32	1,964	3,089
	Crown Castle International Corp.	2.250%	1/15/31	2,830	2,929
	Crown Castle International Corp.	4.750%	5/15/47	673	857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	5.200%	2/15/49	1,113	1,505
	Crown Castle International Corp.	4.000%	11/15/49	555	640
	Crown Castle International Corp.	4.150%	7/1/50	1,552	1,841
	Crown Castle International Corp.	3.250%	1/15/51	2,154	2,287
	CubeSmart LP	2.000%	2/15/31	50	50
	CyrusOne LP	2.150%	11/1/30	340	333
	Duke Realty LP	3.050%	3/1/50	765	831
	Equinix Inc.	3.000%	7/15/50	692	710
	Equinix Inc.	2.950%	9/15/51	800	811
	Equitable Holdings Inc.	5.000%	4/20/48	4,099	5,446
	ERP Operating LP	4.500%	7/1/44	2,433	3,179
	ERP Operating LP	4.500%	6/1/45	718	929
	ERP Operating LP	4.000%	8/1/47	623	760
	Essex Portfolio LP	1.650%	1/15/31	840	830
	Essex Portfolio LP	2.650%	3/15/32	1,895	2,005
	Essex Portfolio LP	4.500%	3/15/48	405	521
	Essex Portfolio LP	2.650%	9/1/50	865	832
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	908	1,180
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,925	2,213
	Federal Realty Investment Trust	4.500%	12/1/44	1,463	1,713
	Fidelity National Financial Inc.	2.450%	3/15/31	848	853
	Fidelity National Information Services Inc.	4.500%	8/15/46	658	834
	Fifth Third Bancorp	8.250%	3/1/38	2,469	4,141
	First Republic Bank	4.375%	8/1/46	1,398	1,699
	First Republic Bank	4.625%	2/13/47	355	454
	Fiserv Inc.	4.400%	7/1/49	5,726	7,552
	GATX Corp.	5.200%	3/15/44	520	675
[1]	GE Capital Funding LLC	4.550%	5/15/32	2,110	2,433
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	27,323	31,425
	Global Payments Inc.	4.150%	8/15/49	2,740	3,411
	GLP Capital LP	4.000%	1/15/31	1,100	1,190
	Goldman Sachs Capital I	6.345%	2/15/34	1,941	2,679
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,400	4,903
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,139	3,136
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,150	21,710
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,048	7,422
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,065	3,922
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,940	6,221
	Goldman Sachs Group Inc.	4.800%	7/8/44	6,331	8,794
	Goldman Sachs Group Inc.	5.150%	5/22/45	5,758	8,123
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,766	3,867
	Hartford Financial Services Group Inc.	5.950%	10/15/36	779	1,094
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,241	1,866
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,463	1,811
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,028	1,354
	Hartford Financial Services Group Inc.	3.600%	8/19/49	533	639
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	645	636
	Healthpeak Properties Inc.	2.875%	1/15/31	350	376
	Healthpeak Properties Inc.	6.750%	2/1/41	646	949
	Highwoods Realty LP	2.600%	2/1/31	679	682
	HSBC Bank USA NA	5.875%	11/1/34	685	951
	HSBC Bank USA NA	5.625%	8/15/35	429	584
	HSBC Bank USA NA	7.000%	1/15/39	2,823	4,425
	HSBC Holdings plc	7.625%	5/17/32	751	1,076
	HSBC Holdings plc	6.500%	5/2/36	4,275	6,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.500%	9/15/37	7,715	11,096
	HSBC Holdings plc	6.800%	6/1/38	1,835	2,709
	HSBC Holdings plc	6.100%	1/14/42	1,381	2,058
	HSBC Holdings plc	5.250%	3/14/44	4,117	5,559
	Intercontinental Exchange Inc.	2.650%	9/15/40	3,123	3,238
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,306	4,292
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,601	2,831
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,800	5,101
	Invesco Finance plc	5.375%	11/30/43	1,133	1,484
	Jefferies Group LLC	2.750%	10/15/32	2,500	2,616
	Jefferies Group LLC	6.250%	1/15/36	818	1,100
	Jefferies Group LLC	6.500%	1/20/43	464	629
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	1,005
	JPMorgan Chase & Co.	6.400%	5/15/38	5,213	8,239
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	7,741	9,399
	JPMorgan Chase & Co.	5.500%	10/15/40	5,120	7,619
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	2,442	2,711
	JPMorgan Chase & Co.	5.600%	7/15/41	1,346	2,050
	JPMorgan Chase & Co.	2.525%	11/19/41	3,800	3,886
	JPMorgan Chase & Co.	5.400%	1/6/42	3,231	4,845
	JPMorgan Chase & Co.	5.625%	8/16/43	2,012	3,033
	JPMorgan Chase & Co.	4.850%	2/1/44	2,380	3,417
	JPMorgan Chase & Co.	4.950%	6/1/45	1,559	2,221
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	5,463	7,255
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	5,305	6,830
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	9,128	11,658
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	5,871	7,460
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	5,978	6,722
	Kilroy Realty LP	2.500%	11/15/32	1,127	1,126
	Kimco Realty Corp.	4.250%	4/1/45	753	822
	Kimco Realty Corp.	4.125%	12/1/46	638	684
	Kimco Realty Corp.	4.450%	9/1/47	745	842
	Kimco Realty Corp.	3.700%	10/1/49	1,145	1,182
	Legg Mason Inc.	5.625%	1/15/44	1,375	1,986
	Lincoln National Corp.	3.400%	1/15/31	1,275	1,440
	Lincoln National Corp.	6.300%	10/9/37	1,047	1,421
	Lincoln National Corp.	7.000%	6/15/40	998	1,486
	Lincoln National Corp.	4.350%	3/1/48	991	1,223
	Lincoln National Corp.	4.375%	6/15/50	681	848
	Lloyds Banking Group plc	5.300%	12/1/45	1,893	2,607
	Lloyds Banking Group plc	4.344%	1/9/48	2,761	3,410
	Loews Corp.	4.125%	5/15/43	1,836	2,200
	Manulife Financial Corp.	5.375%	3/4/46	864	1,270
	Markel Corp.	5.000%	4/5/46	940	1,272
	Markel Corp.	4.300%	11/1/47	415	519
	Markel Corp.	5.000%	5/20/49	2,020	2,802
	Markel Corp.	4.150%	9/17/50	882	1,114
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	663	953
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,801	3,793
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,335	1,806
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	295	390
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,740	4,037
	Mastercard Inc.	3.800%	11/21/46	2,329	2,986
	Mastercard Inc.	3.950%	2/26/48	1,674	2,168
	Mastercard Inc.	3.650%	6/1/49	2,009	2,515
	Mastercard Inc.	3.850%	3/26/50	2,495	3,227
	MetLife Inc.	6.500%	12/15/32	747	1,120
	MetLife Inc.	6.375%	6/15/34	905	1,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.700%	6/15/35	3,536	5,211
	MetLife Inc.	6.400%	12/15/36	4,313	5,575
	MetLife Inc.	10.750%	8/1/39	328	551
	MetLife Inc.	5.875%	2/6/41	1,215	1,862
	MetLife Inc.	4.125%	8/13/42	2,030	2,561
	MetLife Inc.	4.875%	11/13/43	1,843	2,570
	MetLife Inc.	4.721%	12/15/44	642	877
	MetLife Inc.	4.050%	3/1/45	3,194	4,080
	MetLife Inc.	4.600%	5/13/46	2,469	3,397
	Mid-America Apartments LP	1.700%	2/15/31	980	972
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,300	1,634
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,825	2,276
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,767	3,319
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	100	106
	Morgan Stanley	1.794%	2/13/32	6,000	6,044
	Morgan Stanley	7.250%	4/1/32	2,155	3,350
[3]	Morgan Stanley	3.971%	7/22/38	5,523	6,822
[3]	Morgan Stanley	4.457%	4/22/39	2,785	3,654
	Morgan Stanley	6.375%	7/24/42	1,096	1,798
	Morgan Stanley	4.300%	1/27/45	6,585	8,957
	Morgan Stanley	4.375%	1/22/47	2,860	3,979
[3]	Morgan Stanley	5.597%	3/24/51	6,805	10,977
	Nasdaq Inc.	3.250%	4/28/50	1,197	1,318
	National Retail Properties Inc.	4.800%	10/15/48	1,086	1,321
	National Retail Properties Inc.	3.100%	4/15/50	850	779
	Nationwide Financial Services Inc.	6.750%	5/15/37	793	948
	Natwest Group plc	3.032%	11/28/35	1,950	1,965
	Omega Healthcare Investors Inc.	3.375%	2/1/31	2,250	2,268
	PayPal Holdings Inc.	3.250%	6/1/50	2,360	2,694
	Principal Financial Group Inc.	6.050%	10/15/36	440	629
	Principal Financial Group Inc.	4.625%	9/15/42	1,078	1,373
	Principal Financial Group Inc.	4.350%	5/15/43	1,053	1,309
	Principal Financial Group Inc.	4.300%	11/15/46	850	1,060
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,739	2,545
	Progressive Corp.	4.350%	4/25/44	1,030	1,372
	Progressive Corp.	3.700%	1/26/45	535	653
	Progressive Corp.	4.125%	4/15/47	893	1,180
	Progressive Corp.	4.200%	3/15/48	2,298	3,092
	Progressive Corp.	3.950%	3/26/50	1,215	1,594
	Prologis LP	4.375%	9/15/48	390	536
	Prologis LP	3.000%	4/15/50	3,050	3,395
	Prologis LP	2.125%	10/15/50	1,298	1,215
	Prudential Financial Inc.	5.750%	7/15/33	1,349	1,847
	Prudential Financial Inc.	5.700%	12/14/36	710	1,028
	Prudential Financial Inc.	6.625%	12/1/37	1,233	1,882
	Prudential Financial Inc.	3.000%	3/10/40	695	746
	Prudential Financial Inc.	6.625%	6/21/40	710	1,091
	Prudential Financial Inc.	6.200%	11/15/40	545	790
	Prudential Financial Inc.	5.100%	8/15/43	516	651
	Prudential Financial Inc.	4.600%	5/15/44	1,404	1,826
	Prudential Financial Inc.	3.905%	12/7/47	2,265	2,757
	Prudential Financial Inc.	4.418%	3/27/48	1,900	2,486
	Prudential Financial Inc.	3.935%	12/7/49	3,486	4,231
	Prudential Financial Inc.	4.350%	2/25/50	2,645	3,438
	Prudential Financial Inc.	3.700%	3/13/51	1,270	1,525
	Raymond James Financial Inc.	4.950%	7/15/46	2,542	3,519
	Realty Income Corp.	3.250%	1/15/31	3,220	3,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	4.650%	3/15/47	1,345	1,820
	Regency Centers LP	4.400%	2/1/47	685	777
	Regency Centers LP	4.650%	3/15/49	685	813
	Regions Bank	6.450%	6/26/37	1,140	1,582
	Regions Financial Corp.	7.375%	12/10/37	590	881
	Selective Insurance Group Inc.	5.375%	3/1/49	595	716
	Simon Property Group LP	6.750%	2/1/40	440	642
	Simon Property Group LP	4.750%	3/15/42	1,500	1,785
	Simon Property Group LP	4.250%	10/1/44	1,328	1,481
	Simon Property Group LP	4.250%	11/30/46	2,776	3,115
	Simon Property Group LP	3.250%	9/13/49	2,245	2,206
	Simon Property Group LP	3.800%	7/15/50	1,459	1,551
	Spirit Realty LP	3.200%	2/15/31	1,040	1,086
	Transatlantic Holdings Inc.	8.000%	11/30/39	553	887
	Travelers Cos. Inc.	6.750%	6/20/36	275	434
	Travelers Cos. Inc.	6.250%	6/15/37	923	1,416
	Travelers Cos. Inc.	5.350%	11/1/40	1,240	1,807
	Travelers Cos. Inc.	4.600%	8/1/43	1,758	2,402
	Travelers Cos. Inc.	4.300%	8/25/45	1,613	2,125
	Travelers Cos. Inc.	3.750%	5/15/46	1,123	1,402
	Travelers Cos. Inc.	4.000%	5/30/47	2,111	2,732
	Travelers Cos. Inc.	4.050%	3/7/48	2,346	3,061
	Travelers Cos. Inc.	4.100%	3/4/49	774	1,036
	Travelers Cos. Inc.	2.550%	4/27/50	635	672
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,120	1,682
	UDR Inc.	3.000%	8/15/31	1,865	2,040
	UDR Inc.	2.100%	8/1/32	340	343
[2]	UDR Inc.	1.900%	3/15/33	500	498
	UDR Inc.	3.100%	11/1/34	365	404
	Unum Group	5.750%	8/15/42	981	1,182
	Unum Group	4.500%	12/15/49	1,327	1,407
	Ventas Realty LP	5.700%	9/30/43	694	890
	Ventas Realty LP	4.375%	2/1/45	338	366
	Ventas Realty LP	4.875%	4/15/49	1,117	1,367
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,000	1,025
	Visa Inc.	1.100%	2/15/31	2,706	2,649
	Visa Inc.	4.150%	12/14/35	4,862	6,321
	Visa Inc.	2.700%	4/15/40	875	968
	Visa Inc.	4.300%	12/14/45	10,103	13,957
	Visa Inc.	3.650%	9/15/47	1,546	1,979
	Visa Inc.	2.000%	8/15/50	3,407	3,256
	Voya Financial Inc.	5.700%	7/15/43	351	479
	Voya Financial Inc.	4.800%	6/15/46	967	1,219
	W R Berkley Corp.	4.750%	8/1/44	1,089	1,403
	W R Berkley Corp.	4.000%	5/12/50	640	787
	Wachovia Corp.	7.500%	4/15/35	615	912
	Wachovia Corp.	5.500%	8/1/35	2,133	2,872
	Wells Fargo & Co.	5.375%	2/7/35	757	1,043
	Wells Fargo & Co.	5.950%	12/15/36	408	546
[3]	Wells Fargo & Co.	3.068%	4/30/41	9,825	10,699
	Wells Fargo & Co.	5.375%	11/2/43	4,029	5,704
	Wells Fargo & Co.	5.606%	1/15/44	6,047	8,663
	Wells Fargo & Co.	4.650%	11/4/44	5,081	6,572
	Wells Fargo & Co.	3.900%	5/1/45	5,735	7,178
	Wells Fargo & Co.	4.900%	11/17/45	5,045	6,768
	Wells Fargo & Co.	4.400%	6/14/46	4,512	5,710
	Wells Fargo & Co.	4.750%	12/7/46	5,164	6,846
[3]	Wells Fargo & Co.	5.013%	4/4/51	12,035	17,209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo Bank NA	5.950%	8/26/36	2,095	2,929
Wells Fargo Bank NA	5.850%	2/1/37	1,738	2,458
Wells Fargo Bank NA	6.600%	1/15/38	2,760	4,215
Welltower Inc.	6.500%	3/15/41	1,760	2,434
Welltower Inc.	4.950%	9/1/48	1,431	1,835
Western Union Co.	6.200%	11/17/36	1,182	1,462
Westpac Banking Corp.	4.421%	7/24/39	1,881	2,425
Westpac Banking Corp.	2.963%	11/16/40	2,400	2,569
Weyerhaeuser Co.	7.375%	3/15/32	2,904	4,292
Willis North America Inc.	5.050%	9/15/48	1,900	2,669
Willis North America Inc.	3.875%	9/15/49	1,129	1,379
XLIT Ltd.	5.250%	12/15/43	612	878
XLIT Ltd.	5.500%	3/31/45	1,225	1,693
				1,045,887
Health Care (14.3%)
Abbott Laboratories	4.750%	11/30/36	4,930	6,833
Abbott Laboratories	6.150%	11/30/37	809	1,256
Abbott Laboratories	6.000%	4/1/39	1,304	2,070
Abbott Laboratories	5.300%	5/27/40	1,453	2,152
Abbott Laboratories	4.750%	4/15/43	3,451	4,876
Abbott Laboratories	4.900%	11/30/46	5,831	8,693
AbbVie Inc.	4.550%	3/15/35	4,578	5,793
AbbVie Inc.	4.500%	5/14/35	5,809	7,334
AbbVie Inc.	4.300%	5/14/36	4,267	5,281
AbbVie Inc.	4.050%	11/21/39	7,456	8,770
AbbVie Inc.	4.625%	10/1/42	2,650	3,296
AbbVie Inc.	4.400%	11/6/42	4,750	5,970
AbbVie Inc.	4.850%	6/15/44	791	1,048
AbbVie Inc.	4.750%	3/15/45	4,117	5,320
AbbVie Inc.	4.700%	5/14/45	7,612	9,874
AbbVie Inc.	4.450%	5/14/46	3,661	4,624
AbbVie Inc.	4.875%	11/14/48	3,340	4,543
AbbVie Inc.	4.250%	11/21/49	14,353	18,232
Adventist Health System	3.630%	3/1/49	895	996
Advocate Health & Hospitals Corp.	4.272%	8/15/48	724	933
Advocate Health & Hospitals Corp.	3.387%	10/15/49	600	676
Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,430	1,534
Aetna Inc.	6.625%	6/15/36	1,031	1,519
Aetna Inc.	6.750%	12/15/37	281	425
Aetna Inc.	4.500%	5/15/42	1,652	2,038
Aetna Inc.	4.125%	11/15/42	1,938	2,258
Aetna Inc.	4.750%	3/15/44	2,148	2,716
Aetna Inc.	3.875%	8/15/47	3,094	3,716
AHS Hospital Corp.	5.024%	7/1/45	818	1,123
Allina Health System	3.887%	4/15/49	747	850
AmerisourceBergen Corp.	4.250%	3/1/45	1,375	1,630
AmerisourceBergen Corp.	4.300%	12/15/47	1,036	1,261
Amgen Inc.	2.300%	2/25/31	5,913	6,248
Amgen Inc.	6.400%	2/1/39	350	532
Amgen Inc.	3.150%	2/21/40	6,090	6,582
Amgen Inc.	5.750%	3/15/40	250	367
Amgen Inc.	4.950%	10/1/41	1,881	2,549
Amgen Inc.	5.150%	11/15/41	2,332	3,229
Amgen Inc.	5.650%	6/15/42	400	575
Amgen Inc.	4.400%	5/1/45	4,885	6,204
Amgen Inc.	4.563%	6/15/48	2,240	2,923
Amgen Inc.	3.375%	2/21/50	5,313	5,909
Amgen Inc.	4.663%	6/15/51	7,450	10,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Amgen Inc.	2.770%	9/1/53	3,640	3,648
	Anthem Inc.	5.950%	12/15/34	961	1,385
	Anthem Inc.	5.850%	1/15/36	500	696
	Anthem Inc.	6.375%	6/15/37	305	444
	Anthem Inc.	4.625%	5/15/42	3,377	4,422
	Anthem Inc.	4.650%	1/15/43	3,681	4,849
	Anthem Inc.	5.100%	1/15/44	1,548	2,155
	Anthem Inc.	4.650%	8/15/44	2,131	2,810
	Anthem Inc.	4.375%	12/1/47	3,784	4,942
	Anthem Inc.	4.550%	3/1/48	1,770	2,392
	Anthem Inc.	3.700%	9/15/49	1,378	1,651
	Anthem Inc.	3.125%	5/15/50	3,251	3,576
	Ascension Health	3.106%	11/15/39	1,035	1,139
	Ascension Health	3.945%	11/15/46	2,825	3,597
	Ascension Health	4.847%	11/15/53	815	1,226
	AstraZeneca plc	6.450%	9/15/37	7,074	10,936
	AstraZeneca plc	4.000%	9/18/42	3,285	4,116
	AstraZeneca plc	4.375%	11/16/45	882	1,188
	AstraZeneca plc	4.375%	8/17/48	2,437	3,299
	AstraZeneca plc	2.125%	8/6/50	615	582
	Banner Health	1.897%	1/1/31	725	732
	Banner Health	3.181%	1/1/50	825	887
	Banner Health	2.913%	1/1/51	725	746
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,225	1,333
	Baxalta Inc.	5.250%	6/23/45	1,076	1,495
[1]	Baxter International Inc.	1.730%	4/1/31	1,870	1,885
	Baxter International Inc.	3.500%	8/15/46	598	684
	BayCare Health System Inc.	3.831%	11/15/50	778	965
	Baylor Scott & White Holdings	4.185%	11/15/45	1,361	1,693
	Baylor Scott & White Holdings	3.967%	11/15/46	343	413
	Becton Dickinson & Co.	4.685%	12/15/44	1,264	1,629
	Becton Dickinson & Co.	4.669%	6/6/47	5,350	7,008
	Becton Dickinson & Co.	3.794%	5/20/50	1,320	1,559
	Biogen Inc.	5.200%	9/15/45	4,911	6,608
	Biogen Inc.	3.150%	5/1/50	3,690	3,723
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	750	754
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	750	783
	Boston Scientific Corp.	7.000%	11/15/35	600	888
	Boston Scientific Corp.	4.550%	3/1/39	2,119	2,715
	Boston Scientific Corp.	7.375%	1/15/40	550	879
	Boston Scientific Corp.	4.700%	3/1/49	3,892	5,289
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,136	3,983
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,900	1,936
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,375	1,595
	Bristol-Myers Squibb Co.	5.250%	8/15/43	1,948	2,779
	Bristol-Myers Squibb Co.	4.500%	3/1/44	625	874
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,796	3,772
	Bristol-Myers Squibb Co.	5.000%	8/15/45	3,615	5,126
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,630	2,227
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,628	7,768
	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,821	11,796
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,000	3,069
	Cardinal Health Inc.	4.600%	3/15/43	1,014	1,158
	Cardinal Health Inc.	4.500%	11/15/44	694	800
	Cardinal Health Inc.	4.900%	9/15/45	1,105	1,320
	Cardinal Health Inc.	4.368%	6/15/47	611	716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	950	973
Children's Health System of Texas	2.511%	8/15/50	1,052	1,033
Children's Hospital	2.928%	7/15/50	700	690
Children's Hospital Corp.	4.115%	1/1/47	305	374
Children's Hospital Corp.	2.585%	2/1/50	1,415	1,421
Children's Hospital Medical Center	4.268%	5/15/44	650	818
Children's Hospital of Philadelphia	2.704%	7/1/50	1,200	1,253
Cigna Corp.	4.800%	8/15/38	5,354	6,974
Cigna Corp.	3.200%	3/15/40	1,898	2,100
Cigna Corp.	6.125%	11/15/41	608	886
Cigna Corp.	4.800%	7/15/46	4,500	5,885
Cigna Corp.	3.875%	10/15/47	3,318	3,867
Cigna Corp.	4.900%	12/15/48	5,773	7,937
Cigna Corp.	3.400%	3/15/50	3,692	4,157
City of Hope	5.623%	11/15/43	287	409
City of Hope	4.378%	8/15/48	695	824
CommonSpirit Health	4.350%	11/1/42	2,572	2,926
CommonSpirit Health	3.817%	10/1/49	1,650	1,832
CommonSpirit Health	4.187%	10/1/49	1,946	2,160
CommonSpirit Health	3.910%	10/1/50	1,065	1,129
Community Health Network Inc.	3.099%	5/1/50	1,080	1,082
Cottage Health Obligated Group	3.304%	11/1/49	1,190	1,321
CVS Health Corp.	4.875%	7/20/35	3,012	3,867
CVS Health Corp.	4.780%	3/25/38	10,580	13,402
CVS Health Corp.	6.125%	9/15/39	900	1,314
CVS Health Corp.	4.125%	4/1/40	2,794	3,347
CVS Health Corp.	2.700%	8/21/40	2,696	2,724
CVS Health Corp.	5.300%	12/5/43	3,605	4,906
CVS Health Corp.	5.125%	7/20/45	7,264	9,778
CVS Health Corp.	5.050%	3/25/48	19,050	25,689
CVS Health Corp.	4.250%	4/1/50	2,935	3,680
Danaher Corp.	4.375%	9/15/45	2,880	3,789
Danaher Corp.	2.600%	10/1/50	2,440	2,556
Dartmouth-Hitchcock Health	4.178%	8/1/48	685	789
DH Europe Finance II Sarl	3.250%	11/15/39	1,662	1,914
DH Europe Finance II Sarl	3.400%	11/15/49	510	604
Dignity Health	4.500%	11/1/42	650	727
Dignity Health	5.267%	11/1/64	704	877
Duke University Health System Inc.	3.920%	6/1/47	1,103	1,357
Eli Lilly & Co.	3.875%	3/15/39	150	183
Eli Lilly & Co.	3.950%	5/15/47	250	316
Eli Lilly & Co.	3.950%	3/15/49	4,613	6,075
Eli Lilly & Co.	2.250%	5/15/50	1,855	1,806
Eli Lilly & Co.	4.150%	3/15/59	3,650	5,028
Eli Lilly & Co.	2.500%	9/15/60	2,975	3,001
Gilead Sciences Inc.	4.600%	9/1/35	2,733	3,534
Gilead Sciences Inc.	4.000%	9/1/36	3,010	3,649
Gilead Sciences Inc.	2.600%	10/1/40	985	990
Gilead Sciences Inc.	5.650%	12/1/41	1,740	2,508
Gilead Sciences Inc.	4.800%	4/1/44	5,861	7,666
Gilead Sciences Inc.	4.500%	2/1/45	6,659	8,446
Gilead Sciences Inc.	4.750%	3/1/46	4,843	6,396
Gilead Sciences Inc.	4.150%	3/1/47	2,153	2,646
Gilead Sciences Inc.	2.800%	10/1/50	1,745	1,743
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,125	1,609
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,288	11,558
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	892	1,157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hackensack Meridian Health Inc.	2.675%	9/1/41	1,160	1,172
Hackensack Meridian Health Inc.	4.211%	7/1/48	740	931
Hackensack Meridian Health Inc.	2.875%	9/1/50	1,410	1,431
Hackensack Meridian Health Inc.	4.500%	7/1/57	553	723
Hartford HealthCare Corp.	3.447%	7/1/54	615	603
HCA Inc.	5.125%	6/15/39	2,500	3,191
HCA Inc.	5.500%	6/15/47	2,552	3,365
HCA Inc.	5.250%	6/15/49	5,530	7,320
Humana Inc.	4.625%	12/1/42	1,749	2,237
Humana Inc.	4.950%	10/1/44	839	1,136
Humana Inc.	4.800%	3/15/47	1,285	1,741
Humana Inc.	3.950%	8/15/49	995	1,235
IHC Health Services Inc.	4.131%	5/15/48	826	1,053
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,096	1,403
Integris Baptist Medical Center Inc.	3.875%	8/15/50	780	887
Iowa Health System	3.665%	2/15/50	750	869
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,663	2,081
Johnson & Johnson	4.950%	5/15/33	519	719
Johnson & Johnson	4.375%	12/5/33	1,964	2,614
Johnson & Johnson	3.550%	3/1/36	3,169	3,878
Johnson & Johnson	3.625%	3/3/37	5,559	6,806
Johnson & Johnson	5.950%	8/15/37	2,277	3,543
Johnson & Johnson	3.400%	1/15/38	3,454	4,161
Johnson & Johnson	5.850%	7/15/38	1,146	1,783
Johnson & Johnson	2.100%	9/1/40	3,475	3,523
Johnson & Johnson	4.500%	9/1/40	717	991
Johnson & Johnson	4.850%	5/15/41	1,461	2,054
Johnson & Johnson	4.500%	12/5/43	922	1,260
Johnson & Johnson	3.700%	3/1/46	3,348	4,296
Johnson & Johnson	3.750%	3/3/47	2,170	2,806
Johnson & Johnson	3.500%	1/15/48	1,052	1,323
Johnson & Johnson	2.250%	9/1/50	2,675	2,700
Johnson & Johnson	2.450%	9/1/60	2,315	2,427
Kaiser Foundation Hospitals	4.875%	4/1/42	875	1,167
Kaiser Foundation Hospitals	4.150%	5/1/47	4,338	5,666
Kaiser Foundation Hospitals	3.266%	11/1/49	1,766	2,004
Koninklijke Philips NV	6.875%	3/11/38	1,105	1,722
Koninklijke Philips NV	5.000%	3/15/42	1,204	1,617
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,985	2,586
Mayo Clinic	3.774%	11/15/43	710	839
Mayo Clinic	4.000%	11/15/47	318	391
Mayo Clinic	4.128%	11/15/52	1,205	1,520
McKesson Corp.	6.000%	3/1/41	751	1,019
McKesson Corp.	4.883%	3/15/44	765	946
McLaren Health Care Corp.	4.386%	5/15/48	950	1,237
MedStar Health Inc.	3.626%	8/15/49	670	756
Medtronic Inc.	4.375%	3/15/35	4,495	6,151
Medtronic Inc.	4.625%	3/15/45	4,833	6,853
Memorial Health Services	3.447%	11/1/49	660	699
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	325	445
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,590	1,704
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,790	2,321
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	869	1,156
Merck & Co. Inc.	6.500%	12/1/33	1,005	1,570

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Merck & Co. Inc.	6.550%	9/15/37	150	239
Merck & Co. Inc.	3.900%	3/7/39	2,348	2,971
Merck & Co. Inc.	2.350%	6/24/40	2,662	2,776
Merck & Co. Inc.	3.600%	9/15/42	2,429	3,019
Merck & Co. Inc.	4.150%	5/18/43	4,070	5,338
Merck & Co. Inc.	3.700%	2/10/45	5,444	6,782
Merck & Co. Inc.	4.000%	3/7/49	2,396	3,159
Merck & Co. Inc.	2.450%	6/24/50	2,895	3,015
Merck Sharp & Dohme Corp.	5.750%	11/15/36	250	364
Methodist Hospital	2.705%	12/1/50	1,290	1,310
MidMichigan Health	3.409%	6/1/50	645	705
Montefiore Obligated Group	5.246%	11/1/48	880	1,035
Montefiore Obligated Group	4.287%	9/1/50	270	285
Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,240	1,371
Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	550	599
Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,120	1,156
MultiCare Health System	2.803%	8/15/50	700	708
Mylan Inc.	5.400%	11/29/43	1,462	1,930
Mylan Inc.	5.200%	4/15/48	2,597	3,434
Mylan NV	5.250%	6/15/46	1,931	2,542
New York & Presbyterian Hospital	2.256%	8/1/40	1,136	1,101
New York & Presbyterian Hospital	4.024%	8/1/45	150	188
New York & Presbyterian Hospital	4.063%	8/1/56	626	799
New York & Presbyterian Hospital	2.606%	8/1/60	975	959
New York & Presbyterian Hospital	3.954%	8/1/19	1,997	2,235
Northwell Healthcare Inc.	3.979%	11/1/46	425	484
Northwell Healthcare Inc.	4.260%	11/1/47	2,730	3,181
Northwell Healthcare Inc.	3.809%	11/1/49	1,220	1,343
Novartis Capital Corp.	3.700%	9/21/42	1,239	1,537
Novartis Capital Corp.	4.400%	5/6/44	4,725	6,539
Novartis Capital Corp.	4.000%	11/20/45	1,407	1,838
Novartis Capital Corp.	2.750%	8/14/50	4,383	4,830
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	630	597
NYU Langone Hospitals	5.750%	7/1/43	845	1,158
NYU Langone Hospitals	4.784%	7/1/44	713	878
NYU Langone Hospitals	4.368%	7/1/47	498	587
NYU Langone Hospitals	3.380%	7/1/55	2,099	2,142
OhioHealth Corp.	3.042%	11/15/50	830	919
Orlando Health Obligated Group	4.089%	10/1/48	648	762
Orlando Health Obligated Group	3.327%	10/1/50	750	780
Partners Healthcare System Inc.	3.765%	7/1/48	650	728
Partners Healthcare System Inc.	3.192%	7/1/49	970	1,028
Partners Healthcare System Inc.	4.117%	7/1/55	505	626
Partners Healthcare System Inc.	3.342%	7/1/60	1,540	1,704
PeaceHealth Obligated Group	4.787%	11/15/48	470	601
PeaceHealth Obligated Group	3.218%	11/15/50	2,325	2,449
Perrigo Finance Unlimited Co.	4.900%	12/15/44	684	768
Pfizer Inc.	4.000%	12/15/36	1,846	2,352
Pfizer Inc.	4.100%	9/15/38	2,415	3,088
Pfizer Inc.	3.900%	3/15/39	3,612	4,492
Pfizer Inc.	7.200%	3/15/39	3,371	5,793
Pfizer Inc.	2.550%	5/28/40	2,493	2,633
Pfizer Inc.	5.600%	9/15/40	671	986
Pfizer Inc.	4.300%	6/15/43	2,543	3,346
Pfizer Inc.	4.400%	5/15/44	4,373	5,869
Pfizer Inc.	4.125%	12/15/46	3,024	3,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.200%	9/15/48	3,017	4,060
	Pfizer Inc.	4.000%	3/15/49	1,963	2,556
	Pfizer Inc.	2.700%	5/28/50	2,961	3,170
	Providence St Joseph Health Obligated Group	3.744%	10/1/47	558	654
	Providence St Joseph Health Obligated Group	3.930%	10/1/48	1,600	1,926
	Quest Diagnostics Inc.	2.800%	6/30/31	2,322	2,554
	Quest Diagnostics Inc.	4.700%	3/30/45	286	368
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,615	1,573
[1]	Royalty Pharma plc	3.300%	9/2/40	3,165	3,310
[1]	Royalty Pharma plc	3.550%	9/2/50	1,780	1,835
	RWJ Barnabas Health Inc.	3.949%	7/1/46	858	978
	RWJ Barnabas Health Inc.	3.477%	7/1/49	680	754
	Sharp HealthCare	2.680%	8/1/50	620	639
	Spectrum Health System Obligated Group	3.487%	7/15/49	840	965
	Stanford Health Care	3.795%	11/15/48	1,270	1,591
	Stryker Corp.	4.100%	4/1/43	2,298	2,757
	Stryker Corp.	4.375%	5/15/44	814	1,016
	Stryker Corp.	4.625%	3/15/46	670	893
	Stryker Corp.	2.900%	6/15/50	1,623	1,719
	Sutter Health	3.161%	8/15/40	745	790
	Sutter Health	4.091%	8/15/48	905	1,074
	Sutter Health	3.361%	8/15/50	1,445	1,544
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	3,726	3,935
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,695	4,986
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,075	3,355
	Texas Health Resources	2.328%	11/15/50	1,125	1,049
	Texas Health Resources	4.330%	11/15/55	521	680
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,843	2,664
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	906	1,208
	Toledo Hospital	5.750%	11/15/38	910	1,067
	Toledo Hospital	6.015%	11/15/48	1,185	1,404
	Trinity Health Corp.	4.125%	12/1/45	975	1,156
	Trinity Health Corp.	3.434%	12/1/48	685	714
	UnitedHealth Group Inc.	4.625%	7/15/35	3,853	5,212
	UnitedHealth Group Inc.	5.800%	3/15/36	730	1,081
	UnitedHealth Group Inc.	6.500%	6/15/37	520	825
	UnitedHealth Group Inc.	6.625%	11/15/37	1,994	3,204
	UnitedHealth Group Inc.	6.875%	2/15/38	1,223	2,024
	UnitedHealth Group Inc.	3.500%	8/15/39	3,816	4,519
	UnitedHealth Group Inc.	2.750%	5/15/40	2,337	2,561
	UnitedHealth Group Inc.	5.700%	10/15/40	629	944
	UnitedHealth Group Inc.	5.950%	2/15/41	621	950
	UnitedHealth Group Inc.	4.625%	11/15/41	1,878	2,592
	UnitedHealth Group Inc.	4.375%	3/15/42	973	1,277
	UnitedHealth Group Inc.	3.950%	10/15/42	2,398	3,010
	UnitedHealth Group Inc.	4.250%	3/15/43	2,103	2,748
	UnitedHealth Group Inc.	4.750%	7/15/45	4,604	6,549
	UnitedHealth Group Inc.	4.200%	1/15/47	3,859	5,134
	UnitedHealth Group Inc.	4.250%	4/15/47	655	873
	UnitedHealth Group Inc.	3.750%	10/15/47	2,668	3,288
	UnitedHealth Group Inc.	4.250%	6/15/48	1,389	1,884
	UnitedHealth Group Inc.	4.450%	12/15/48	3,040	4,253
	UnitedHealth Group Inc.	3.700%	8/15/49	1,480	1,851
	UnitedHealth Group Inc.	2.900%	5/15/50	3,625	4,028
	UnitedHealth Group Inc.	3.875%	8/15/59	4,150	5,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.125%	5/15/60	2,740	3,131
[1]	Viatris Inc.	3.850%	6/22/40	4,209	4,740
[1]	Viatris Inc.	4.000%	6/22/50	3,882	4,422
	Willis-Knighton Medical Center	4.813%	9/1/48	725	944
	Wyeth LLC	6.500%	2/1/34	1,265	1,971
	Wyeth LLC	6.000%	2/15/36	687	1,018
	Wyeth LLC	5.950%	4/1/37	3,988	5,999
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	885	866
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,005	1,342
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	382	442
	Zoetis Inc.	4.700%	2/1/43	1,930	2,614
	Zoetis Inc.	3.950%	9/12/47	2,491	3,118
	Zoetis Inc.	4.450%	8/20/48	377	509
	Zoetis Inc.	3.000%	5/15/50	1,100	1,206
					913,328
Industrials (9.1%)
	3M Co.	5.700%	3/15/37	760	1,094
	3M Co.	3.875%	6/15/44	690	842
	3M Co.	3.125%	9/19/46	1,694	1,887
	3M Co.	3.625%	10/15/47	847	1,014
[4]	3M Co.	4.000%	9/14/48	2,720	3,506
	3M Co.	3.250%	8/26/49	2,800	3,231
	3M Co.	3.700%	4/15/50	1,206	1,506
	Acuity Brands Lighting Inc.	2.150%	12/15/30	1,170	1,164
	Boeing Co.	3.625%	2/1/31	3,070	3,244
	Boeing Co.	6.125%	2/15/33	519	637
	Boeing Co.	3.600%	5/1/34	2,227	2,242
	Boeing Co.	3.250%	2/1/35	3,103	3,050
	Boeing Co.	6.625%	2/15/38	912	1,179
	Boeing Co.	3.550%	3/1/38	633	629
	Boeing Co.	3.500%	3/1/39	702	685
	Boeing Co.	6.875%	3/15/39	805	1,062
	Boeing Co.	5.875%	2/15/40	1,799	2,176
	Boeing Co.	5.705%	5/1/40	9,665	12,180
	Boeing Co.	3.375%	6/15/46	653	598
	Boeing Co.	3.650%	3/1/47	1,334	1,276
	Boeing Co.	3.625%	3/1/48	908	863
	Boeing Co.	3.850%	11/1/48	1,805	1,764
	Boeing Co.	3.900%	5/1/49	2,444	2,495
	Boeing Co.	3.750%	2/1/50	736	742
	Boeing Co.	5.805%	5/1/50	11,342	14,986
	Boeing Co.	3.825%	3/1/59	560	525
	Boeing Co.	3.950%	8/1/59	1,096	1,121
	Boeing Co.	5.930%	5/1/60	8,402	11,420
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	268	401
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,145	1,714
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,193	3,281
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,954	2,713
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,233	1,782
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,476	2,050
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,548	2,057
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	3,594	4,724
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,044	4,064
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,250	1,795
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	637	900
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	830	1,135
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,792	3,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,725	2,406
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,053	1,360
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,803	2,416
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,902	2,525
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,361	1,840
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,000	1,253
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,855	3,314
	Canadian National Railway Co.	6.250%	8/1/34	808	1,222
	Canadian National Railway Co.	6.200%	6/1/36	369	547
	Canadian National Railway Co.	6.375%	11/15/37	856	1,324
	Canadian National Railway Co.	4.500%	11/7/43	200	255
	Canadian National Railway Co.	3.200%	8/2/46	936	1,094
	Canadian National Railway Co.	3.650%	2/3/48	2,747	3,398
	Canadian National Railway Co.	4.450%	1/20/49	1,398	1,974
	Canadian National Railway Co.	2.450%	5/1/50	1,375	1,416
	Canadian Pacific Railway Co.	7.125%	10/15/31	496	735
	Canadian Pacific Railway Co.	4.800%	9/15/35	697	914
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,810	2,614
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,982	4,078
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,068	1,729
[1]	Carrier Global Corp.	2.700%	2/15/31	1,645	1,754
[1]	Carrier Global Corp.	3.377%	4/5/40	4,803	5,295
[1]	Carrier Global Corp.	3.577%	4/5/50	3,975	4,482
	Caterpillar Inc.	5.300%	9/15/35	518	708
	Caterpillar Inc.	6.050%	8/15/36	273	402
	Caterpillar Inc.	5.200%	5/27/41	1,409	2,034
	Caterpillar Inc.	3.803%	8/15/42	4,009	5,141
	Caterpillar Inc.	4.300%	5/15/44	440	580
	Caterpillar Inc.	3.250%	9/19/49	4,560	5,418
	Caterpillar Inc.	3.250%	4/9/50	3,300	3,939
	Caterpillar Inc.	4.750%	5/15/64	1,657	2,452
	Crane Co.	4.200%	3/15/48	655	696
	CSX Corp.	6.000%	10/1/36	758	1,111
	CSX Corp.	6.150%	5/1/37	897	1,300
	CSX Corp.	6.220%	4/30/40	623	944
	CSX Corp.	5.500%	4/15/41	657	923
	CSX Corp.	4.750%	5/30/42	2,305	3,030
	CSX Corp.	4.400%	3/1/43	2,162	2,684
	CSX Corp.	4.100%	3/15/44	2,024	2,533
	CSX Corp.	3.800%	11/1/46	2,406	2,945
	CSX Corp.	4.300%	3/1/48	2,113	2,780
	CSX Corp.	4.750%	11/15/48	546	760
	CSX Corp.	4.500%	3/15/49	3,106	4,161
	CSX Corp.	3.350%	9/15/49	915	1,062
	CSX Corp.	3.800%	4/15/50	1,200	1,504
	CSX Corp.	3.950%	5/1/50	2,395	3,030
	CSX Corp.	4.500%	8/1/54	516	690
	CSX Corp.	4.250%	11/1/66	1,276	1,692
	CSX Corp.	4.650%	3/1/68	946	1,312
	Cummins Inc.	4.875%	10/1/43	668	927
	Cummins Inc.	2.600%	9/1/50	1,515	1,555
	Deere & Co.	7.125%	3/3/31	278	410
	Deere & Co.	3.900%	6/9/42	2,837	3,608
	Deere & Co.	2.875%	9/7/49	1,350	1,524
	Deere & Co.	3.750%	4/15/50	2,006	2,601
	Dover Corp.	5.375%	10/15/35	710	954
	Dover Corp.	5.375%	3/1/41	1,178	1,545
	Eaton Corp.	4.000%	11/2/32	1,598	1,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	4.150%	11/2/42	1,988	2,510
	Eaton Corp.	3.915%	9/15/47	1,026	1,216
	Emerson Electric Co.	5.250%	11/15/39	310	430
	Emerson Electric Co.	2.750%	10/15/50	1,662	1,791
	FedEx Corp.	4.900%	1/15/34	776	1,004
	FedEx Corp.	3.900%	2/1/35	1,365	1,635
	FedEx Corp.	3.875%	8/1/42	475	552
	FedEx Corp.	4.100%	4/15/43	1,568	1,866
	FedEx Corp.	5.100%	1/15/44	1,818	2,455
	FedEx Corp.	4.750%	11/15/45	2,440	3,172
	FedEx Corp.	4.550%	4/1/46	3,157	3,986
	FedEx Corp.	4.400%	1/15/47	1,791	2,258
	FedEx Corp.	4.050%	2/15/48	3,390	4,069
	FedEx Corp.	4.950%	10/17/48	1,662	2,247
	FedEx Corp.	5.250%	5/15/50	3,961	5,632
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	4,075	4,146
	Flowserve Corp.	3.500%	10/1/30	324	339
	Fortive Corp.	4.300%	6/15/46	1,253	1,520
	General Dynamics Corp.	4.250%	4/1/40	2,900	3,797
	General Dynamics Corp.	3.600%	11/15/42	667	800
	General Dynamics Corp.	4.250%	4/1/50	812	1,126
	General Electric Co.	6.750%	3/15/32	6,797	9,214
	General Electric Co.	6.150%	8/7/37	2,544	3,284
	General Electric Co.	5.875%	1/14/38	6,829	8,791
	General Electric Co.	6.875%	1/10/39	3,840	5,418
	General Electric Co.	4.250%	5/1/40	3,710	4,216
	General Electric Co.	4.125%	10/9/42	1,702	1,894
	General Electric Co.	4.500%	3/11/44	2,348	2,727
	General Electric Co.	4.350%	5/1/50	10,143	11,880
	Honeywell International Inc.	5.700%	3/15/36	518	729
	Honeywell International Inc.	5.700%	3/15/37	1,298	1,881
	Honeywell International Inc.	5.375%	3/1/41	376	553
	Honeywell International Inc.	3.812%	11/21/47	3,332	4,238
	Honeywell International Inc.	2.800%	6/1/50	2,190	2,414
	Illinois Tool Works Inc.	4.875%	9/15/41	1,896	2,591
	Illinois Tool Works Inc.	3.900%	9/1/42	2,416	3,032
	Johnson Controls International plc	6.000%	1/15/36	605	837
	Johnson Controls International plc	4.625%	7/2/44	2,711	3,469
	Johnson Controls International plc	4.500%	2/15/47	591	763
	Johnson Controls International plc	4.950%	7/2/64	1,045	1,380
	Kansas City Southern	4.300%	5/15/43	379	437
	Kansas City Southern	4.950%	8/15/45	853	1,089
	Kansas City Southern	4.700%	5/1/48	1,495	1,868
	Kansas City Southern	3.500%	5/1/50	683	748
	Kansas City Southern	4.200%	11/15/69	2,264	2,605
	L3Harris Technologies Inc.	1.800%	1/15/31	2,000	2,039
	L3Harris Technologies Inc.	4.854%	4/27/35	894	1,177
	L3Harris Technologies Inc.	6.150%	12/15/40	850	1,274
	L3Harris Technologies Inc.	5.054%	4/27/45	899	1,249
	Lockheed Martin Corp.	3.600%	3/1/35	2,394	2,942
	Lockheed Martin Corp.	4.500%	5/15/36	1,342	1,761
	Lockheed Martin Corp.	6.150%	9/1/36	725	1,086
	Lockheed Martin Corp.	5.720%	6/1/40	299	436
	Lockheed Martin Corp.	4.850%	9/15/41	580	765
	Lockheed Martin Corp.	4.070%	12/15/42	3,961	5,133
	Lockheed Martin Corp.	3.800%	3/1/45	3,103	3,908
	Lockheed Martin Corp.	4.700%	5/15/46	2,976	4,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	2.800%	6/15/50	1,358	1,478
	Lockheed Martin Corp.	4.090%	9/15/52	3,132	4,250
	Norfolk Southern Corp.	7.050%	5/1/37	172	254
	Norfolk Southern Corp.	4.837%	10/1/41	1,655	2,229
	Norfolk Southern Corp.	3.950%	10/1/42	597	724
	Norfolk Southern Corp.	4.450%	6/15/45	1,183	1,541
	Norfolk Southern Corp.	4.650%	1/15/46	1,010	1,355
	Norfolk Southern Corp.	3.942%	11/1/47	1,672	2,061
	Norfolk Southern Corp.	4.150%	2/28/48	965	1,258
	Norfolk Southern Corp.	4.100%	5/15/49	1,466	1,860
	Norfolk Southern Corp.	3.400%	11/1/49	1,842	2,134
	Norfolk Southern Corp.	3.050%	5/15/50	2,700	2,972
	Norfolk Southern Corp.	4.050%	8/15/52	2,263	2,900
	Norfolk Southern Corp.	3.155%	5/15/55	1,356	1,506
	Norfolk Southern Corp.	5.100%	8/1/18	100	133
	Northrop Grumman Corp.	5.150%	5/1/40	773	1,078
	Northrop Grumman Corp.	5.050%	11/15/40	1,391	1,906
	Northrop Grumman Corp.	4.750%	6/1/43	2,888	3,933
	Northrop Grumman Corp.	3.850%	4/15/45	960	1,151
	Northrop Grumman Corp.	4.030%	10/15/47	6,450	8,130
	Northrop Grumman Corp.	5.250%	5/1/50	2,095	3,145
	Northrop Grumman Systems Corp.	7.750%	2/15/31	766	1,165
	Otis Worldwide Corp.	3.112%	2/15/40	2,368	2,594
	Otis Worldwide Corp.	3.362%	2/15/50	2,469	2,854
	Parker-Hannifin Corp.	4.200%	11/21/34	1,809	2,225
	Parker-Hannifin Corp.	6.250%	5/15/38	635	909
	Parker-Hannifin Corp.	4.450%	11/21/44	1,347	1,721
	Parker-Hannifin Corp.	4.100%	3/1/47	1,731	2,134
	Parker-Hannifin Corp.	4.000%	6/14/49	990	1,229
	Precision Castparts Corp.	3.900%	1/15/43	771	901
	Precision Castparts Corp.	4.375%	6/15/45	1,341	1,671
	Raytheon Technologies Corp.	5.400%	5/1/35	1,121	1,543
	Raytheon Technologies Corp.	6.050%	6/1/36	1,205	1,757
	Raytheon Technologies Corp.	6.125%	7/15/38	3,783	5,679
	Raytheon Technologies Corp.	4.450%	11/16/38	2,545	3,232
	Raytheon Technologies Corp.	5.700%	4/15/40	890	1,318
[1]	Raytheon Technologies Corp.	4.875%	10/15/40	1,518	1,985
[1]	Raytheon Technologies Corp.	4.700%	12/15/41	978	1,225
	Raytheon Technologies Corp.	4.500%	6/1/42	8,460	11,155
[1]	Raytheon Technologies Corp.	4.800%	12/15/43	688	887
[1]	Raytheon Technologies Corp.	4.200%	12/15/44	553	670
	Raytheon Technologies Corp.	4.150%	5/15/45	2,099	2,642
	Raytheon Technologies Corp.	3.750%	11/1/46	2,936	3,556
[1]	Raytheon Technologies Corp.	4.350%	4/15/47	3,694	4,764
	Raytheon Technologies Corp.	4.050%	5/4/47	1,774	2,221
	Raytheon Technologies Corp.	4.625%	11/16/48	1,910	2,649
	Raytheon Technologies Corp.	3.125%	7/1/50	2,380	2,651
	Republic Services Inc.	1.450%	2/15/31	2,487	2,442
	Republic Services Inc.	1.750%	2/15/32	3,050	3,049
	Republic Services Inc.	6.200%	3/1/40	845	1,266
	Republic Services Inc.	5.700%	5/15/41	635	910
	Republic Services Inc.	3.050%	3/1/50	935	1,036
	Rockwell Automation Inc.	4.200%	3/1/49	750	1,013
	Roper Technologies Inc.	1.750%	2/15/31	3,150	3,163
	Textron Inc.	2.450%	3/15/31	1,120	1,137
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,550	2,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	615	788
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	701	910
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	230	306
	Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,506
	Union Pacific Corp.	3.375%	2/1/35	976	1,135
	Union Pacific Corp.	3.600%	9/15/37	735	861
	Union Pacific Corp.	4.375%	9/10/38	3,275	4,128
	Union Pacific Corp.	3.550%	8/15/39	518	601
	Union Pacific Corp.	4.150%	1/15/45	960	1,185
	Union Pacific Corp.	4.050%	11/15/45	1,472	1,840
	Union Pacific Corp.	4.050%	3/1/46	1,619	2,003
	Union Pacific Corp.	3.350%	8/15/46	1,211	1,379
	Union Pacific Corp.	4.000%	4/15/47	2,376	2,934
	Union Pacific Corp.	3.250%	2/5/50	2,296	2,630
	Union Pacific Corp.	3.799%	10/1/51	3,681	4,538
	Union Pacific Corp.	3.875%	2/1/55	718	873
	Union Pacific Corp.	4.800%	9/10/58	50	67
	Union Pacific Corp.	3.950%	8/15/59	1,915	2,374
	Union Pacific Corp.	3.839%	3/20/60	3,708	4,532
[1]	Union Pacific Corp.	2.973%	9/16/62	3,038	3,227
	Union Pacific Corp.	4.375%	11/15/65	1,830	2,357
	Union Pacific Corp.	4.100%	9/15/67	685	854
	Union Pacific Corp.	3.750%	2/5/70	1,170	1,389
	United Parcel Service Inc.	6.200%	1/15/38	582	912
	United Parcel Service Inc.	5.200%	4/1/40	1,620	2,301
	United Parcel Service Inc.	4.875%	11/15/40	1,925	2,659
	United Parcel Service Inc.	3.625%	10/1/42	600	724
	United Parcel Service Inc.	3.400%	11/15/46	3,014	3,673
	United Parcel Service Inc.	3.750%	11/15/47	1,000	1,267
	United Parcel Service Inc.	4.250%	3/15/49	3,052	4,130
	United Parcel Service Inc.	3.400%	9/1/49	1,969	2,438
	United Parcel Service Inc.	5.300%	4/1/50	2,985	4,575
	Valmont Industries Inc.	5.000%	10/1/44	1,065	1,202
	Valmont Industries Inc.	5.250%	10/1/54	415	487
	Waste Connections Inc.	3.050%	4/1/50	930	1,007
	Waste Management Inc.	3.900%	3/1/35	1,555	1,919
	Waste Management Inc.	4.100%	3/1/45	2,089	2,661
	Waste Management Inc.	4.150%	7/15/49	2,075	2,706
	WW Grainger Inc.	4.600%	6/15/45	1,753	2,335
	WW Grainger Inc.	3.750%	5/15/46	1,130	1,322
	WW Grainger Inc.	4.200%	5/15/47	1,450	1,807
	Xylem Inc.	2.250%	1/30/31	1,860	1,955
	Xylem Inc.	4.375%	11/1/46	284	344
					583,260
Materials (3.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,580	1,709
	Air Products and Chemicals Inc.	2.800%	5/15/50	2,015	2,197
	Albemarle Corp.	5.450%	12/1/44	685	810
	Barrick Gold Corp.	6.450%	10/15/35	254	346
	Barrick Gold Corp.	5.250%	4/1/42	2,195	3,052
	Barrick North America Finance LLC	5.700%	5/30/41	2,345	3,339
	Barrick North America Finance LLC	5.750%	5/1/43	1,834	2,697
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,976	2,884
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,980	3,820
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,718	6,841

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,150	1,346
Dow Chemical Co.	4.250%	10/1/34	3,073	3,685
Dow Chemical Co.	9.400%	5/15/39	939	1,651
Dow Chemical Co.	5.250%	11/15/41	833	1,081
Dow Chemical Co.	4.375%	11/15/42	4,444	5,418
Dow Chemical Co.	4.625%	10/1/44	2,668	3,267
Dow Chemical Co.	5.550%	11/30/48	2,005	2,865
Dow Chemical Co.	4.800%	5/15/49	1,605	2,096
Dow Chemical Co.	3.600%	11/15/50	1,970	2,194
DuPont de Nemours Inc.	5.319%	11/15/38	4,430	6,035
DuPont de Nemours Inc.	5.419%	11/15/48	3,726	5,367
Eastman Chemical Co.	4.800%	9/1/42	1,611	2,014
Eastman Chemical Co.	4.650%	10/15/44	1,707	2,169
Ecolab Inc.	1.300%	1/30/31	2,315	2,298
Ecolab Inc.	5.500%	12/8/41	660	936
Ecolab Inc.	3.950%	12/1/47	1,877	2,405
Ecolab Inc.	2.125%	8/15/50	2,008	1,914
FMC Corp.	4.500%	10/1/49	1,377	1,764
Georgia-Pacific LLC	8.875%	5/15/31	903	1,454
International Flavors & Fragrances Inc.	4.375%	6/1/47	660	812
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,150	2,866
International Paper Co.	5.000%	9/15/35	2,306	3,007
International Paper Co.	7.300%	11/15/39	1,624	2,598
International Paper Co.	6.000%	11/15/41	1,370	1,981
International Paper Co.	4.800%	6/15/44	1,093	1,442
International Paper Co.	5.150%	5/15/46	1,763	2,463
International Paper Co.	4.400%	8/15/47	2,284	2,990
International Paper Co.	4.350%	8/15/48	910	1,192
Lafarge SA	7.125%	7/15/36	505	722
Linde Inc.	3.550%	11/7/42	2,128	2,555
Linde Inc.	2.000%	8/10/50	890	855
Lubrizol Corp.	6.500%	10/1/34	658	1,025
LYB International Finance BV	5.250%	7/15/43	1,160	1,508
LYB International Finance BV	4.875%	3/15/44	1,890	2,385
LYB International Finance III LLC	3.375%	10/1/40	2,272	2,407
LYB International Finance III LLC	4.200%	10/15/49	2,640	3,064
LYB International Finance III LLC	4.200%	5/1/50	3,350	3,867
LYB International Finance III LLC	3.625%	4/1/51	2,750	2,963
LYB International Finance III LLC	3.800%	10/1/60	1,290	1,381
LyondellBasell Industries NV	4.625%	2/26/55	1,789	2,185
Martin Marietta Materials Inc.	4.250%	12/15/47	1,314	1,553
Mosaic Co.	5.450%	11/15/33	730	888
Mosaic Co.	4.875%	11/15/41	835	936
Mosaic Co.	5.625%	11/15/43	1,725	2,217
Newmont Corp.	5.875%	4/1/35	1,232	1,782
Newmont Corp.	6.250%	10/1/39	1,845	2,803
Newmont Corp.	4.875%	3/15/42	2,572	3,488
Newmont Corp.	5.450%	6/9/44	1,574	2,258
Nucor Corp.	6.400%	12/1/37	1,000	1,530
Nucor Corp.	5.200%	8/1/43	1,725	2,376
Nucor Corp.	4.400%	5/1/48	981	1,308
Nutrien Ltd.	4.125%	3/15/35	959	1,128
Nutrien Ltd.	7.125%	5/23/36	880	1,276
Nutrien Ltd.	5.875%	12/1/36	926	1,235
Nutrien Ltd.	5.625%	12/1/40	795	1,083
Nutrien Ltd.	6.125%	1/15/41	943	1,342
Nutrien Ltd.	4.900%	6/1/43	1,565	2,009
Nutrien Ltd.	5.250%	1/15/45	553	746

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nutrien Ltd.	5.000%	4/1/49	1,482	2,039
Nutrien Ltd.	3.950%	5/13/50	1,600	1,931
Owens Corning	7.000%	12/1/36	672	948
Owens Corning	4.300%	7/15/47	1,858	2,151
Owens Corning	4.400%	1/30/48	783	939
Packaging Corp. of America	4.050%	12/15/49	1,515	1,884
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,718	2,541
Rio Tinto Alcan Inc.	6.125%	12/15/33	449	668
Rio Tinto Alcan Inc.	5.750%	6/1/35	700	1,016
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,134	3,084
Rio Tinto Finance USA plc	4.750%	3/22/42	2,235	3,057
Rio Tinto Finance USA plc	4.125%	8/21/42	1,999	2,602
RPM International Inc.	4.250%	1/15/48	1,500	1,639
Sherwin-Williams Co.	4.000%	12/15/42	697	803
Sherwin-Williams Co.	4.550%	8/1/45	1,354	1,769
Sherwin-Williams Co.	4.500%	6/1/47	4,100	5,448
Sherwin-Williams Co.	3.800%	8/15/49	1,321	1,595
Sherwin-Williams Co.	3.300%	5/15/50	847	947
Sonoco Products Co.	5.750%	11/1/40	1,168	1,580
Southern Copper Corp.	7.500%	7/27/35	1,116	1,676
Southern Copper Corp.	6.750%	4/16/40	3,428	5,053
Southern Copper Corp.	5.250%	11/8/42	4,159	5,493
Southern Copper Corp.	5.875%	4/23/45	2,905	4,124
Steel Dynamics Inc.	3.250%	1/15/31	1,450	1,617
Steel Dynamics Inc.	3.250%	10/15/50	1,250	1,317
Suzano Austria GmbH	3.750%	1/15/31	1,000	1,052
Teck Resources Ltd.	6.125%	10/1/35	1,837	2,318
Teck Resources Ltd.	6.000%	8/15/40	680	802
Teck Resources Ltd.	6.250%	7/15/41	2,075	2,579
Teck Resources Ltd.	5.200%	3/1/42	750	842
Teck Resources Ltd.	5.400%	2/1/43	1,000	1,122
Vale Overseas Ltd.	8.250%	1/17/34	648	969
Vale Overseas Ltd.	6.875%	11/21/36	4,706	6,671
Vale Overseas Ltd.	6.875%	11/10/39	3,749	5,413
Vale SA	5.625%	9/11/42	396	516
Vulcan Materials Co.	4.500%	6/15/47	984	1,211
Vulcan Materials Co.	4.700%	3/1/48	1,320	1,675
Westlake Chemical Corp.	5.000%	8/15/46	1,181	1,472
Westlake Chemical Corp.	4.375%	11/15/47	1,206	1,345
WestRock MWV LLC	7.950%	2/15/31	770	1,091
WRKCo Inc.	4.200%	6/1/32	1,855	2,223
WRKCo Inc.	3.000%	6/15/33	2,097	2,285
				241,387
Technology (7.5%)
Activision Blizzard Inc.	4.500%	6/15/47	435	561
Activision Blizzard Inc.	2.500%	9/15/50	4,215	4,066
Analog Devices Inc.	5.300%	12/15/45	353	481
Apple Inc.	4.500%	2/23/36	1,179	1,596
Apple Inc.	3.850%	5/4/43	5,105	6,540
Apple Inc.	4.450%	5/6/44	3,091	4,309
Apple Inc.	3.450%	2/9/45	6,254	7,602
Apple Inc.	4.375%	5/13/45	5,811	7,993
Apple Inc.	4.650%	2/23/46	8,935	12,860
Apple Inc.	3.850%	8/4/46	4,272	5,458
Apple Inc.	4.250%	2/9/47	2,892	3,972
Apple Inc.	3.750%	9/12/47	2,575	3,269
Apple Inc.	3.750%	11/13/47	3,850	4,893
Apple Inc.	2.950%	9/11/49	4,688	5,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.650%	5/11/50	5,245	5,637
[4]	Apple Inc.	2.400%	8/20/50	3,827	3,910
	Apple Inc.	2.550%	8/20/60	4,139	4,270
	Applied Materials Inc.	5.100%	10/1/35	1,418	1,974
	Applied Materials Inc.	5.850%	6/15/41	2,166	3,345
	Applied Materials Inc.	4.350%	4/1/47	1,353	1,869
	Applied Materials Inc.	2.750%	6/1/50	2,715	2,951
	Broadcom Inc.	4.300%	11/15/32	5,965	7,064
	Cisco Systems Inc.	5.900%	2/15/39	2,737	4,208
	Cisco Systems Inc.	5.500%	1/15/40	6,187	9,312
	Corning Inc.	4.700%	3/15/37	485	583
	Corning Inc.	5.750%	8/15/40	644	853
	Corning Inc.	4.750%	3/15/42	437	545
	Corning Inc.	5.350%	11/15/48	1,004	1,422
	Corning Inc.	3.900%	11/15/49	650	775
	Corning Inc.	4.375%	11/15/57	2,360	2,921
	Corning Inc.	5.850%	11/15/68	1,067	1,526
	Corning Inc.	5.450%	11/15/79	3,600	4,835
[1]	Dell International LLC	8.100%	7/15/36	4,071	5,829
[1]	Dell International LLC	8.350%	7/15/46	4,981	7,227
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,383	1,768
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,131	5,454
	HP Inc.	6.000%	9/15/41	2,864	3,673
	Intel Corp.	4.000%	12/15/32	2,662	3,339
	Intel Corp.	4.600%	3/25/40	1,950	2,625
	Intel Corp.	4.800%	10/1/41	1,978	2,734
	Intel Corp.	4.250%	12/15/42	1,625	2,088
	Intel Corp.	4.900%	7/29/45	1,634	2,301
	Intel Corp.	4.100%	5/19/46	3,272	4,213
	Intel Corp.	4.100%	5/11/47	1,820	2,340
	Intel Corp.	3.734%	12/8/47	4,530	5,545
	Intel Corp.	3.250%	11/15/49	4,420	5,060
	Intel Corp.	4.750%	3/25/50	4,665	6,600
	Intel Corp.	3.100%	2/15/60	2,820	3,108
	Intel Corp.	4.950%	3/25/60	2,235	3,395
	International Business Machines Corp.	5.875%	11/29/32	946	1,362
	International Business Machines Corp.	4.150%	5/15/39	3,527	4,483
	International Business Machines Corp.	5.600%	11/30/39	750	1,093
	International Business Machines Corp.	2.850%	5/15/40	827	885
	International Business Machines Corp.	4.000%	6/20/42	4,012	5,046
	International Business Machines Corp.	4.700%	2/19/46	1,800	2,496
	International Business Machines Corp.	4.250%	5/15/49	7,953	10,468
	International Business Machines Corp.	2.950%	5/15/50	1,130	1,218
	International Business Machines Corp.	7.125%	12/1/96	1,179	2,069
	Juniper Networks Inc.	5.950%	3/15/41	773	1,020
	KLA Corp.	5.000%	3/15/49	1,669	2,344
	KLA Corp.	3.300%	3/1/50	596	669
	Lam Research Corp.	4.875%	3/15/49	1,045	1,501
	Lam Research Corp.	2.875%	6/15/50	2,464	2,664
	Lam Research Corp.	3.125%	6/15/60	1,360	1,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Leidos Inc.	2.300%	2/15/31	2,500	2,537
	Microsoft Corp.	3.500%	2/12/35	5,741	7,138
	Microsoft Corp.	4.200%	11/3/35	2,214	2,949
	Microsoft Corp.	3.450%	8/8/36	5,956	7,392
	Microsoft Corp.	4.100%	2/6/37	4,891	6,443
	Microsoft Corp.	4.500%	10/1/40	1,305	1,820
	Microsoft Corp.	3.500%	11/15/42	3,899	4,881
	Microsoft Corp.	3.750%	2/12/45	1,628	2,112
	Microsoft Corp.	4.450%	11/3/45	2,382	3,421
	Microsoft Corp.	3.700%	8/8/46	10,651	13,761
	Microsoft Corp.	4.250%	2/6/47	2,729	3,838
	Microsoft Corp.	2.525%	6/1/50	14,812	15,852
	Microsoft Corp.	4.000%	2/12/55	3,498	4,922
	Microsoft Corp.	4.750%	11/3/55	1,568	2,394
	Microsoft Corp.	3.950%	8/8/56	3,932	5,409
	Microsoft Corp.	4.500%	2/6/57	685	1,029
	Microsoft Corp.	2.675%	6/1/60	8,931	9,754
	Moody's Corp.	5.250%	7/15/44	995	1,362
	Moody's Corp.	4.875%	12/17/48	631	848
	Moody's Corp.	3.250%	5/20/50	1,014	1,098
	Moody's Corp.	2.550%	8/18/60	790	749
	Motorola Solutions Inc.	5.500%	9/1/44	668	836
	NVIDIA Corp.	3.500%	4/1/40	2,311	2,798
	NVIDIA Corp.	3.500%	4/1/50	5,697	6,953
	NVIDIA Corp.	3.700%	4/1/60	1,454	1,873
	Oracle Corp.	4.300%	7/8/34	5,061	6,448
	Oracle Corp.	3.900%	5/15/35	3,889	4,737
	Oracle Corp.	3.850%	7/15/36	3,334	4,020
	Oracle Corp.	3.800%	11/15/37	5,229	6,223
	Oracle Corp.	6.500%	4/15/38	280	444
	Oracle Corp.	6.125%	7/8/39	1,663	2,536
	Oracle Corp.	3.600%	4/1/40	8,423	9,839
	Oracle Corp.	5.375%	7/15/40	5,900	8,490
	Oracle Corp.	4.500%	7/8/44	2,923	3,779
	Oracle Corp.	4.125%	5/15/45	5,668	6,995
	Oracle Corp.	4.000%	7/15/46	5,742	6,989
	Oracle Corp.	4.000%	11/15/47	4,559	5,577
	Oracle Corp.	3.600%	4/1/50	11,734	13,653
	Oracle Corp.	4.375%	5/15/55	1,152	1,516
	Oracle Corp.	3.850%	4/1/60	9,594	11,823
[1]	QUALCOMM Inc.	1.650%	5/20/32	2,187	2,184
	QUALCOMM Inc.	4.650%	5/20/35	3,456	4,650
	QUALCOMM Inc.	4.800%	5/20/45	3,938	5,577
	QUALCOMM Inc.	4.300%	5/20/47	2,236	3,003
	QUALCOMM Inc.	3.250%	5/20/50	1,729	2,042
	S&P Global Inc.	3.250%	12/1/49	2,109	2,429
	S&P Global Inc.	2.300%	8/15/60	2,050	1,943
[1]	Seagate HDD Cayman	4.125%	1/15/31	2,040	2,292
	Seagate HDD Cayman	5.750%	12/1/34	1,806	2,136
	Texas Instruments Inc.	3.875%	3/15/39	3,485	4,399
	Texas Instruments Inc.	4.150%	5/15/48	3,590	4,929
	Thomson Reuters Corp.	5.500%	8/15/35	640	829
	Thomson Reuters Corp.	5.850%	4/15/40	705	942
	Thomson Reuters Corp.	5.650%	11/23/43	597	795
	Verisk Analytics Inc.	5.500%	6/15/45	693	987
	Verisk Analytics Inc.	3.625%	5/15/50	1,881	2,225
					479,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (12.0%)
	AEP Texas Inc.	3.800%	10/1/47	504	587
	AEP Texas Inc.	4.150%	5/1/49	642	795
	AEP Texas Inc.	3.450%	1/15/50	1,065	1,213
	AEP Transmission Co. LLC	4.000%	12/1/46	865	1,078
	AEP Transmission Co. LLC	3.750%	12/1/47	967	1,177
	AEP Transmission Co. LLC	4.250%	9/15/48	305	389
	AEP Transmission Co. LLC	3.800%	6/15/49	1,312	1,622
	AEP Transmission Co. LLC	3.150%	9/15/49	435	479
	AEP Transmission Co. LLC	3.650%	4/1/50	940	1,144
[1,2]	AES Corp.	2.450%	1/15/31	2,700	2,721
	Alabama Power Co.	6.125%	5/15/38	497	744
	Alabama Power Co.	6.000%	3/1/39	2,244	3,329
	Alabama Power Co.	3.850%	12/1/42	703	864
	Alabama Power Co.	4.150%	8/15/44	568	720
	Alabama Power Co.	3.750%	3/1/45	1,976	2,386
	Alabama Power Co.	4.300%	1/2/46	1,021	1,353
	Alabama Power Co.	3.700%	12/1/47	2,610	3,217
	Alabama Power Co.	4.300%	7/15/48	1,097	1,473
	Alabama Power Co.	3.450%	10/1/49	100	120
	Ameren Corp.	3.500%	1/15/31	1,910	2,209
	Ameren Illinois Co.	4.150%	3/15/46	514	655
	Ameren Illinois Co.	3.700%	12/1/47	1,230	1,519
	Ameren Illinois Co.	4.500%	3/15/49	1,685	2,287
	Ameren Illinois Co.	3.250%	3/15/50	2,602	3,006
	American Electric Power Co. Inc.	3.250%	3/1/50	2,532	2,711
	American Water Capital Corp.	6.593%	10/15/37	753	1,168
	American Water Capital Corp.	4.300%	12/1/42	570	738
	American Water Capital Corp.	4.300%	9/1/45	795	1,039
	American Water Capital Corp.	4.000%	12/1/46	1,085	1,362
	American Water Capital Corp.	3.750%	9/1/47	1,826	2,244
	American Water Capital Corp.	4.200%	9/1/48	2,240	2,943
	American Water Capital Corp.	4.150%	6/1/49	1,135	1,497
	American Water Capital Corp.	3.450%	5/1/50	1,875	2,219
	Appalachian Power Co.	7.000%	4/1/38	1,104	1,705
	Appalachian Power Co.	4.400%	5/15/44	1,693	2,097
	Appalachian Power Co.	4.450%	6/1/45	254	324
	Appalachian Power Co.	4.500%	3/1/49	1,102	1,422
	Appalachian Power Co.	3.700%	5/1/50	2,585	3,090
	Arizona Public Service Co.	5.050%	9/1/41	407	556
	Arizona Public Service Co.	4.500%	4/1/42	2,001	2,593
	Arizona Public Service Co.	4.350%	11/15/45	483	632
	Arizona Public Service Co.	3.750%	5/15/46	625	757
	Arizona Public Service Co.	4.200%	8/15/48	1,217	1,578
	Arizona Public Service Co.	4.250%	3/1/49	775	986
	Arizona Public Service Co.	3.500%	12/1/49	998	1,194
	Arizona Public Service Co.	3.350%	5/15/50	671	786
	Atmos Energy Corp.	1.500%	1/15/31	2,000	2,011
	Atmos Energy Corp.	5.500%	6/15/41	720	1,022
	Atmos Energy Corp.	4.150%	1/15/43	1,052	1,301
	Atmos Energy Corp.	4.125%	10/15/44	930	1,159
	Atmos Energy Corp.	4.300%	10/1/48	625	838
	Atmos Energy Corp.	4.125%	3/15/49	1,182	1,512
	Atmos Energy Corp.	3.375%	9/15/49	3,861	4,529
	Avista Corp.	4.350%	6/1/48	345	440
	Baltimore Gas & Electric Co.	6.350%	10/1/36	924	1,413
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,185	1,379
	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,128	2,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	4.250%	9/15/48	447	583
	Baltimore Gas & Electric Co.	3.200%	9/15/49	435	488
	Baltimore Gas & Electric Co.	2.900%	6/15/50	785	847
[1]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	2,300	2,306
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,975	5,927
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	465	681
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,689	3,737
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,457	1,893
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,642	3,216
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,495	2,018
[1]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,345	3,064
[1]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,630	1,705
	Black Hills Corp.	4.350%	5/1/33	1,133	1,359
	Black Hills Corp.	4.200%	9/15/46	346	417
	Black Hills Corp.	3.875%	10/15/49	542	627
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	380	568
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	587	682
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	114	151
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,035	1,307
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,676	2,228
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,163	1,270
	CenterPoint Energy Inc.	3.700%	9/1/49	1,355	1,573
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,191	1,668
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	719	861
	Cleco Corporate Holdings LLC	4.973%	5/1/46	800	928
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,173	1,443
	CMS Energy Corp.	4.875%	3/1/44	1,167	1,538
	CMS Energy Corp.	3.750%	12/1/50	500	505
	Commonwealth Edison Co.	5.900%	3/15/36	2,057	2,957
	Commonwealth Edison Co.	6.450%	1/15/38	452	694
	Commonwealth Edison Co.	4.600%	8/15/43	1,386	1,828
	Commonwealth Edison Co.	4.700%	1/15/44	1,471	1,970
	Commonwealth Edison Co.	3.700%	3/1/45	1,222	1,460
	Commonwealth Edison Co.	4.350%	11/15/45	1,123	1,463
	Commonwealth Edison Co.	3.650%	6/15/46	858	1,024
	Commonwealth Edison Co.	3.750%	8/15/47	3,368	4,111
	Commonwealth Edison Co.	4.000%	3/1/48	437	555
	Commonwealth Edison Co.	4.000%	3/1/49	1,370	1,746
	Commonwealth Edison Co.	3.200%	11/15/49	605	685
	Commonwealth Edison Co.	3.000%	3/1/50	1,671	1,844
	Connecticut Light & Power Co.	4.300%	4/15/44	238	312
	Connecticut Light & Power Co.	4.150%	6/1/45	272	352
	Connecticut Light & Power Co.	4.000%	4/1/48	3,932	5,127
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	554	741
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,348	1,875
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	915	1,314
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	640	925
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,519	2,331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	270	372
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,823	2,557
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,026	1,251
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,537	1,820
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,692	3,421
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,439	1,850
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,358	1,611
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,082	3,713
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	700	937
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	295	365
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,555	3,146
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	880	1,195
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,200	2,868
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,130	1,373
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,662	2,258
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,190	1,399
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	500	511
Consumers Energy Co.	3.950%	5/15/43	200	248
Consumers Energy Co.	3.250%	8/15/46	1,736	1,996
Consumers Energy Co.	3.950%	7/15/47	100	128
Consumers Energy Co.	4.050%	5/15/48	393	519
Consumers Energy Co.	4.350%	4/15/49	2,568	3,525
Consumers Energy Co.	3.750%	2/15/50	780	983
Consumers Energy Co.	3.100%	8/15/50	1,099	1,273
Consumers Energy Co.	3.500%	8/1/51	660	812
Consumers Energy Co.	2.500%	5/1/60	2,659	2,693
Dayton Power & Light Co.	3.950%	6/15/49	555	625
Delmarva Power & Light Co.	4.150%	5/15/45	1,113	1,413
Dominion Energy Inc.	6.300%	3/15/33	763	1,068
Dominion Energy Inc.	5.250%	8/1/33	419	537
Dominion Energy Inc.	5.950%	6/15/35	254	352
Dominion Energy Inc.	7.000%	6/15/38	982	1,498
Dominion Energy Inc.	4.900%	8/1/41	2,162	2,831
Dominion Energy Inc.	4.050%	9/15/42	2,189	2,617
Dominion Energy Inc.	4.700%	12/1/44	1,181	1,555
Dominion Energy Inc.	4.600%	3/15/49	380	514
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,298	1,865
Dominion Energy South Carolina Inc.	5.300%	5/15/33	635	852
Dominion Energy South Carolina Inc.	6.050%	1/15/38	595	878
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,626	2,311
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,291	3,043
Dominion Energy South Carolina Inc.	5.100%	6/1/65	733	1,145
DTE Electric Co.	2.625%	3/1/31	3,131	3,461

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DTE Electric Co.	4.000%	4/1/43	290	357
DTE Electric Co.	4.300%	7/1/44	1,102	1,426
DTE Electric Co.	3.700%	3/15/45	434	520
DTE Electric Co.	3.700%	6/1/46	750	906
DTE Electric Co.	3.750%	8/15/47	903	1,106
DTE Electric Co.	4.050%	5/15/48	385	506
DTE Electric Co.	3.950%	3/1/49	1,920	2,484
DTE Electric Co.	2.950%	3/1/50	365	407
DTE Energy Co.	6.375%	4/15/33	1,464	2,110
Duke Energy Carolinas LLC	6.450%	10/15/32	568	808
Duke Energy Carolinas LLC	6.100%	6/1/37	3,111	4,655
Duke Energy Carolinas LLC	6.000%	1/15/38	626	944
Duke Energy Carolinas LLC	6.050%	4/15/38	1,965	2,972
Duke Energy Carolinas LLC	5.300%	2/15/40	1,998	2,847
Duke Energy Carolinas LLC	4.250%	12/15/41	516	658
Duke Energy Carolinas LLC	4.000%	9/30/42	1,440	1,782
Duke Energy Carolinas LLC	3.875%	3/15/46	1,721	2,130
Duke Energy Carolinas LLC	3.700%	12/1/47	1,700	2,062
Duke Energy Carolinas LLC	3.950%	3/15/48	906	1,139
Duke Energy Carolinas LLC	3.200%	8/15/49	1,133	1,310
Duke Energy Corp.	4.800%	12/15/45	3,702	5,036
Duke Energy Corp.	3.750%	9/1/46	2,369	2,827
Duke Energy Corp.	3.950%	8/15/47	2,222	2,747
Duke Energy Corp.	4.200%	6/15/49	840	1,094
Duke Energy Florida LLC	6.350%	9/15/37	3,268	4,997
Duke Energy Florida LLC	6.400%	6/15/38	291	454
Duke Energy Florida LLC	5.650%	4/1/40	1,645	2,413
Duke Energy Florida LLC	3.850%	11/15/42	925	1,110
Duke Energy Florida LLC	3.400%	10/1/46	1,694	1,944
Duke Energy Florida LLC	4.200%	7/15/48	1,901	2,444
Duke Energy Indiana LLC	6.120%	10/15/35	1,638	2,335
Duke Energy Indiana LLC	6.350%	8/15/38	666	1,016
Duke Energy Indiana LLC	6.450%	4/1/39	260	405
Duke Energy Indiana LLC	4.900%	7/15/43	1,093	1,487
Duke Energy Indiana LLC	3.750%	5/15/46	1,840	2,214
Duke Energy Indiana LLC	3.250%	10/1/49	999	1,138
Duke Energy Indiana LLC	2.750%	4/1/50	1,005	1,055
Duke Energy Ohio Inc.	4.300%	2/1/49	1,548	2,022
Duke Energy Progress LLC	6.300%	4/1/38	923	1,404
Duke Energy Progress LLC	4.100%	5/15/42	2,589	3,249
Duke Energy Progress LLC	4.100%	3/15/43	2,100	2,626
Duke Energy Progress LLC	4.375%	3/30/44	1,021	1,322
Duke Energy Progress LLC	4.150%	12/1/44	965	1,227
Duke Energy Progress LLC	4.200%	8/15/45	1,163	1,490
Duke Energy Progress LLC	3.700%	10/15/46	1,509	1,819
Duke Energy Progress LLC	3.600%	9/15/47	1,315	1,596
Duke Energy Progress LLC	2.500%	8/15/50	95	96
Eastern Energy Gas Holdings LLC	4.800%	11/1/43	580	751
Eastern Energy Gas Holdings LLC	4.600%	12/15/44	730	925
Eastern Energy Gas Holdings LLC	3.900%	11/15/49	450	537
El Paso Electric Co.	6.000%	5/15/35	779	1,068
El Paso Electric Co.	5.000%	12/1/44	723	841
Emera US Finance LP	4.750%	6/15/46	3,539	4,457
Entergy Arkansas LLC	4.200%	4/1/49	1,518	1,968
Entergy Corp.	3.750%	6/15/50	1,530	1,817
Entergy Louisiana LLC	3.050%	6/1/31	1,251	1,429
Entergy Louisiana LLC	4.000%	3/15/33	4,158	5,197
Entergy Louisiana LLC	4.950%	1/15/45	8	9

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Entergy Louisiana LLC	4.200%	9/1/48	2,000	2,581
Entergy Louisiana LLC	4.200%	4/1/50	3,379	4,426
Entergy Louisiana LLC	2.900%	3/15/51	990	1,072
Entergy Mississippi LLC	3.850%	6/1/49	1,125	1,369
Entergy Texas Inc.	1.750%	3/15/31	1,500	1,504
Entergy Texas Inc.	4.500%	3/30/39	200	252
Entergy Texas Inc.	3.550%	9/30/49	395	461
Essential Utilities Inc.	4.276%	5/1/49	450	564
Essential Utilities Inc.	3.351%	4/15/50	2,250	2,512
Evergy Kansas Central Inc.	4.125%	3/1/42	1,448	1,796
Evergy Kansas Central Inc.	4.100%	4/1/43	2,004	2,426
Evergy Kansas Central Inc.	4.250%	12/1/45	1,164	1,473
Evergy Kansas Central Inc.	3.450%	4/15/50	988	1,160
Evergy Metro Inc.	5.300%	10/1/41	420	567
Evergy Metro Inc.	4.200%	6/15/47	670	842
Evergy Metro Inc.	4.200%	3/15/48	260	329
Evergy Metro Inc.	4.125%	4/1/49	956	1,203
Eversource Energy	3.450%	1/15/50	1,555	1,809
Exelon Corp.	4.950%	6/15/35	1,155	1,444
Exelon Corp.	5.625%	6/15/35	1,386	1,853
Exelon Corp.	5.100%	6/15/45	1,529	2,072
Exelon Corp.	4.450%	4/15/46	1,885	2,405
Exelon Corp.	4.700%	4/15/50	1,555	2,098
Exelon Generation Co. LLC	6.250%	10/1/39	2,052	2,417
Exelon Generation Co. LLC	5.750%	10/1/41	1,292	1,479
Exelon Generation Co. LLC	5.600%	6/15/42	2,465	2,746
FirstEnergy Corp.	7.375%	11/15/31	750	1,017
FirstEnergy Corp.	4.850%	7/15/47	300	364
Florida Power & Light Co.	5.625%	4/1/34	210	304
Florida Power & Light Co.	4.950%	6/1/35	1,965	2,739
Florida Power & Light Co.	5.650%	2/1/37	948	1,360
Florida Power & Light Co.	5.950%	2/1/38	1,000	1,495
Florida Power & Light Co.	5.960%	4/1/39	395	600
Florida Power & Light Co.	5.690%	3/1/40	631	946
Florida Power & Light Co.	5.250%	2/1/41	704	1,007
Florida Power & Light Co.	4.125%	2/1/42	275	351
Florida Power & Light Co.	4.050%	6/1/42	1,985	2,508
Florida Power & Light Co.	3.800%	12/15/42	1,867	2,276
Florida Power & Light Co.	4.050%	10/1/44	1,542	2,012
Florida Power & Light Co.	3.700%	12/1/47	1,587	1,971
Florida Power & Light Co.	3.950%	3/1/48	1,026	1,342
Florida Power & Light Co.	4.125%	6/1/48	990	1,322
Florida Power & Light Co.	3.990%	3/1/49	3,780	4,964
Florida Power & Light Co.	3.150%	10/1/49	1,671	1,958
Georgia Power Co.	4.750%	9/1/40	1,771	2,302
Georgia Power Co.	4.300%	3/15/42	2,966	3,687
Georgia Power Co.	4.300%	3/15/43	578	727
Georgia Power Co.	3.700%	1/30/50	1,005	1,220
Iberdrola International BV	6.750%	7/15/36	426	648
Idaho Power Co.	4.200%	3/1/48	400	515
Indiana Michigan Power Co.	6.050%	3/15/37	1,209	1,716
Indiana Michigan Power Co.	4.550%	3/15/46	783	1,018
Indiana Michigan Power Co.	3.750%	7/1/47	650	768
Indiana Michigan Power Co.	4.250%	8/15/48	1,026	1,308
Interstate Power & Light Co.	6.250%	7/15/39	844	1,230
Interstate Power & Light Co.	3.700%	9/15/46	270	310
Interstate Power & Light Co.	3.500%	9/30/49	625	716
ITC Holdings Corp.	5.300%	7/1/43	1,106	1,469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,239	1,562
Kentucky Utilities Co.	5.125%	11/1/40	514	703
Kentucky Utilities Co.	4.375%	10/1/45	795	1,007
Kentucky Utilities Co.	3.300%	6/1/50	940	1,069
Louisville Gas & Electric Co.	4.250%	4/1/49	2,805	3,606
MidAmerican Energy Co.	6.750%	12/30/31	425	641
MidAmerican Energy Co.	5.750%	11/1/35	1,748	2,561
MidAmerican Energy Co.	5.800%	10/15/36	1,035	1,507
MidAmerican Energy Co.	4.800%	9/15/43	754	1,030
MidAmerican Energy Co.	4.400%	10/15/44	1,569	2,036
MidAmerican Energy Co.	4.250%	5/1/46	1,712	2,207
MidAmerican Energy Co.	3.650%	8/1/48	1,105	1,363
MidAmerican Energy Co.	4.250%	7/15/49	1,446	1,968
MidAmerican Energy Co.	3.150%	4/15/50	1,967	2,285
Mississippi Power Co.	4.250%	3/15/42	821	982
National Grid USA	5.803%	4/1/35	712	933
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,267	1,255
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	792	1,266
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	685	843
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,149	1,526
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	2,198	2,884
Nevada Power Co.	6.650%	4/1/36	433	650
Nevada Power Co.	6.750%	7/1/37	1,935	2,960
Nevada Power Co.	3.125%	8/1/50	1,799	2,001
NiSource Inc.	1.700%	2/15/31	1,750	1,744
NiSource Inc.	5.950%	6/15/41	1,033	1,464
NiSource Inc.	5.250%	2/15/43	732	1,005
NiSource Inc.	4.800%	2/15/44	654	865
NiSource Inc.	5.650%	2/1/45	975	1,415
NiSource Inc.	4.375%	5/15/47	3,825	4,889
NiSource Inc.	3.950%	3/30/48	1,510	1,865
Northern States Power Co.	6.250%	6/1/36	405	607
Northern States Power Co.	6.200%	7/1/37	905	1,368
Northern States Power Co.	5.350%	11/1/39	1,272	1,850
Northern States Power Co.	3.400%	8/15/42	905	1,051
Northern States Power Co.	4.125%	5/15/44	1,278	1,646
Northern States Power Co.	4.000%	8/15/45	1,330	1,693
Northern States Power Co.	3.600%	5/15/46	1,524	1,859
Northern States Power Co.	3.600%	9/15/47	1,797	2,226
Northern States Power Co.	2.900%	3/1/50	2,086	2,304
NorthWestern Corp.	4.176%	11/15/44	1,034	1,255
NSTAR Electric Co.	5.500%	3/15/40	713	1,042
NSTAR Electric Co.	4.400%	3/1/44	715	939
Oglethorpe Power Corp.	5.950%	11/1/39	630	831
Oglethorpe Power Corp.	5.375%	11/1/40	2,455	3,079
Oglethorpe Power Corp.	5.050%	10/1/48	1,075	1,341
Oglethorpe Power Corp.	5.250%	9/1/50	628	788
Ohio Power Co.	4.150%	4/1/48	475	599
Ohio Power Co.	4.000%	6/1/49	2,153	2,722
Oklahoma Gas & Electric Co.	4.150%	4/1/47	405	497
Oklahoma Gas & Electric Co.	3.850%	8/15/47	456	531
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	394	596
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	293	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	780	1,279
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	945	1,297
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	725	936
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	875	1,239
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,382	1,666
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,722	2,129
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,925	2,524
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,177	1,468
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,100	1,258
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	175	220
[1]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	629	970
	ONE Gas Inc.	4.658%	2/1/44	1,611	2,096
	ONE Gas Inc.	4.500%	11/1/48	345	449
	Pacific Gas & Electric Co.	2.500%	2/1/31	6,306	6,338
	Pacific Gas & Electric Co.	4.500%	7/1/40	7,495	8,403
	Pacific Gas & Electric Co.	3.300%	8/1/40	1,148	1,163
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,460	1,639
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,815	3,017
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,225	3,363
	Pacific Gas & Electric Co.	4.950%	7/1/50	8,330	9,841
	Pacific Gas & Electric Co.	3.500%	8/1/50	3,920	3,939
	PacifiCorp	7.700%	11/15/31	244	376
	PacifiCorp	5.250%	6/15/35	1,266	1,751
	PacifiCorp	6.100%	8/1/36	1,415	2,042
	PacifiCorp	5.750%	4/1/37	1,436	2,040
	PacifiCorp	6.250%	10/15/37	1,317	1,967
	PacifiCorp	6.350%	7/15/38	945	1,416
	PacifiCorp	6.000%	1/15/39	577	851
	PacifiCorp	4.100%	2/1/42	765	944
	PacifiCorp	4.125%	1/15/49	930	1,203
	PacifiCorp	4.150%	2/15/50	1,778	2,295
	PacifiCorp	3.300%	3/15/51	1,835	2,103
	PECO Energy Co.	5.950%	10/1/36	533	792
	PECO Energy Co.	3.900%	3/1/48	2,027	2,544
	PECO Energy Co.	3.000%	9/15/49	669	742
	PECO Energy Co.	2.800%	6/15/50	350	375
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	255	331
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	626	721
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,115	1,262
	Potomac Electric Power Co.	6.500%	11/15/37	298	452
	Potomac Electric Power Co.	4.150%	3/15/43	1,950	2,440
	PPL Capital Funding Inc.	4.700%	6/1/43	1,016	1,263
	PPL Capital Funding Inc.	5.000%	3/15/44	565	733
	PPL Capital Funding Inc.	4.000%	9/15/47	850	1,005
	PPL Electric Utilities Corp.	6.250%	5/15/39	250	373
	PPL Electric Utilities Corp.	4.750%	7/15/43	465	622
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,210	1,512
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,540	1,952
	PPL Electric Utilities Corp.	3.950%	6/1/47	2,215	2,722
	PPL Electric Utilities Corp.	4.150%	6/15/48	695	895
	PPL Electric Utilities Corp.	3.000%	10/1/49	275	304
	Progress Energy Inc.	7.750%	3/1/31	375	551
	Progress Energy Inc.	6.000%	12/1/39	1,832	2,591
	PSEG Power LLC	8.625%	4/15/31	1,483	2,184
	Public Service Co. of Colorado	1.900%	1/15/31	2,185	2,287
	Public Service Co. of Colorado	6.250%	9/1/37	550	838
	Public Service Co. of Colorado	6.500%	8/1/38	626	983
	Public Service Co. of Colorado	3.600%	9/15/42	901	1,086

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Colorado	4.300%	3/15/44	1,508	1,954
Public Service Co. of Colorado	3.800%	6/15/47	847	1,066
Public Service Co. of Colorado	4.100%	6/15/48	713	937
Public Service Co. of Colorado	4.050%	9/15/49	920	1,206
Public Service Co. of Colorado	3.200%	3/1/50	1,660	1,921
Public Service Co. of Colorado	2.700%	1/15/51	175	187
Public Service Co. of New Hampshire	3.600%	7/1/49	709	859
Public Service Electric & Gas Co.	5.800%	5/1/37	545	791
Public Service Electric & Gas Co.	5.500%	3/1/40	625	904
Public Service Electric & Gas Co.	3.950%	5/1/42	750	929
Public Service Electric & Gas Co.	3.650%	9/1/42	1,196	1,423
Public Service Electric & Gas Co.	3.800%	1/1/43	1,030	1,260
Public Service Electric & Gas Co.	3.800%	3/1/46	1,181	1,457
Public Service Electric & Gas Co.	3.600%	12/1/47	1,210	1,486
Public Service Electric & Gas Co.	4.050%	5/1/48	509	664
Public Service Electric & Gas Co.	3.850%	5/1/49	1,503	1,930
Public Service Electric & Gas Co.	3.200%	8/1/49	1,110	1,287
Public Service Electric & Gas Co.	3.150%	1/1/50	494	570
Public Service Electric & Gas Co.	2.700%	5/1/50	595	634
Public Service Electric & Gas Co.	2.050%	8/1/50	550	513
Puget Sound Energy Inc.	6.274%	3/15/37	441	637
Puget Sound Energy Inc.	5.757%	10/1/39	1,336	1,906
Puget Sound Energy Inc.	5.795%	3/15/40	613	883
Puget Sound Energy Inc.	5.638%	4/15/41	373	531
Puget Sound Energy Inc.	4.300%	5/20/45	926	1,166
Puget Sound Energy Inc.	4.223%	6/15/48	1,964	2,529
Puget Sound Energy Inc.	3.250%	9/15/49	904	1,021
San Diego Gas & Electric Co.	6.000%	6/1/39	744	1,093
San Diego Gas & Electric Co.	4.500%	8/15/40	941	1,189
San Diego Gas & Electric Co.	3.750%	6/1/47	690	811
San Diego Gas & Electric Co.	4.150%	5/15/48	395	495
San Diego Gas & Electric Co.	4.100%	6/15/49	1,425	1,774
San Diego Gas & Electric Co.	3.320%	4/15/50	1,275	1,437
Sempra Energy	3.800%	2/1/38	2,601	3,012
Sempra Energy	6.000%	10/15/39	3,494	5,011
Sempra Energy	4.000%	2/1/48	1,805	2,168
Southern California Edison Co.	6.000%	1/15/34	813	1,110
Southern California Edison Co.	5.750%	4/1/35	607	820
Southern California Edison Co.	5.350%	7/15/35	1,571	2,046
Southern California Edison Co.	5.625%	2/1/36	1,034	1,299
Southern California Edison Co.	5.550%	1/15/37	1,106	1,407
Southern California Edison Co.	5.950%	2/1/38	618	828
Southern California Edison Co.	6.050%	3/15/39	225	304
Southern California Edison Co.	5.500%	3/15/40	1,899	2,502
Southern California Edison Co.	4.500%	9/1/40	1,591	1,910
Southern California Edison Co.	4.050%	3/15/42	1,130	1,287
Southern California Edison Co.	3.900%	3/15/43	1,708	1,915
Southern California Edison Co.	4.650%	10/1/43	349	429
Southern California Edison Co.	3.600%	2/1/45	1,739	1,914
Southern California Edison Co.	4.000%	4/1/47	3,626	4,309
Southern California Edison Co.	4.125%	3/1/48	3,898	4,732
Southern California Edison Co.	4.875%	3/1/49	1,339	1,723
Southern California Edison Co.	3.650%	2/1/50	3,224	3,744
Southern California Gas Co.	5.125%	11/15/40	270	371
Southern California Gas Co.	3.750%	9/15/42	578	674
Southern California Gas Co.	4.125%	6/1/48	733	936
Southern California Gas Co.	4.300%	1/15/49	1,290	1,698
Southern California Gas Co.	3.950%	2/15/50	915	1,146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Co.	4.250%	7/1/36	1,114	1,354
Southern Co.	4.400%	7/1/46	4,290	5,538
Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,195	1,205
Southern Co. Gas Capital Corp.	5.875%	3/15/41	395	558
Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,437	2,992
Southern Co. Gas Capital Corp.	3.950%	10/1/46	999	1,179
Southern Co. Gas Capital Corp.	4.400%	5/30/47	548	692
Southern Power Co.	5.150%	9/15/41	1,058	1,262
Southern Power Co.	5.250%	7/15/43	560	675
Southern Power Co.	4.950%	12/15/46	2,000	2,341
Southwest Gas Corp.	3.800%	9/29/46	580	663
Southwest Gas Corp.	4.150%	6/1/49	835	1,027
Southwestern Electric Power Co.	6.200%	3/15/40	412	595
Southwestern Electric Power Co.	3.900%	4/1/45	699	795
Southwestern Electric Power Co.	3.850%	2/1/48	272	316
Southwestern Public Service Co.	4.500%	8/15/41	386	487
Southwestern Public Service Co.	3.400%	8/15/46	1,415	1,589
Southwestern Public Service Co.	3.700%	8/15/47	1,713	2,041
Southwestern Public Service Co.	4.400%	11/15/48	490	641
Southwestern Public Service Co.	3.750%	6/15/49	563	675
Southwestern Public Service Co.	3.150%	5/1/50	656	730
Tampa Electric Co.	4.100%	6/15/42	620	750
Tampa Electric Co.	4.350%	5/15/44	250	314
Tampa Electric Co.	4.300%	6/15/48	720	918
Tampa Electric Co.	4.450%	6/15/49	807	1,066
Tampa Electric Co.	3.625%	6/15/50	860	1,039
Toledo Edison Co.	6.150%	5/15/37	846	1,175
Tucson Electric Power Co.	4.850%	12/1/48	815	1,096
Tucson Electric Power Co.	4.000%	6/15/50	760	932
Union Electric Co.	5.300%	8/1/37	298	399
Union Electric Co.	8.450%	3/15/39	377	641
Union Electric Co.	3.900%	9/15/42	1,356	1,658
Union Electric Co.	3.650%	4/15/45	652	778
Union Electric Co.	4.000%	4/1/48	1,207	1,524
Union Electric Co.	3.250%	10/1/49	1,570	1,767
Veolia Environnement SA	6.750%	6/1/38	222	324
Virginia Electric & Power Co.	6.000%	1/15/36	822	1,189
Virginia Electric & Power Co.	6.000%	5/15/37	459	672
Virginia Electric & Power Co.	6.350%	11/30/37	1,333	2,009
Virginia Electric & Power Co.	8.875%	11/15/38	679	1,251
Virginia Electric & Power Co.	4.000%	1/15/43	1,164	1,462
Virginia Electric & Power Co.	4.650%	8/15/43	1,124	1,536
Virginia Electric & Power Co.	4.450%	2/15/44	1,524	2,077
Virginia Electric & Power Co.	4.200%	5/15/45	581	761
Virginia Electric & Power Co.	4.000%	11/15/46	1,978	2,593
Virginia Electric & Power Co.	3.800%	9/15/47	2,103	2,708
Virginia Electric & Power Co.	4.600%	12/1/48	1,980	2,803
Virginia Electric & Power Co.	3.300%	12/1/49	1,215	1,443
Washington Gas Light Co.	3.796%	9/15/46	1,438	1,697
Washington Gas Light Co.	3.650%	9/15/49	385	446
Wisconsin Electric Power Co.	5.625%	5/15/33	444	611
Wisconsin Electric Power Co.	5.700%	12/1/36	300	422
Wisconsin Electric Power Co.	4.300%	10/15/48	1,180	1,568
Wisconsin Power & Light Co.	6.375%	8/15/37	689	998
Wisconsin Power & Light Co.	3.650%	4/1/50	1,630	1,968
Wisconsin Public Service Corp.	3.671%	12/1/42	683	789
Wisconsin Public Service Corp.	4.752%	11/1/44	848	1,133
Wisconsin Public Service Corp.	3.300%	9/1/49	480	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	6.500%	7/1/36	285	428
	Xcel Energy Inc.	3.500%	12/1/49	685	795
					767,488
Total Corporate Bonds (Cost $5,843,593)					6,313,949
Taxable Municipal Bonds (0.0%)
	Michigan Finance Authority Revenue (Trinity Health Credit Group) (Cost $465)	3.084%	12/1/34	465	501
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $17,985)	0.109%		179,856	17,986
Total Investments (99.3%) (Cost $5,868,366)					6,338,755
Other Assets and Liabilities—Net (0.7%)					47,869
Net Assets (100%)					6,386,624
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $195,996,000, representing 3.1% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Securities with a value of $1,367,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	March 2021	143	25,012	14

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(88)	(19,011)	(11)
				3

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,319	—	6,319
Corporate Bonds	—	6,313,949	—	6,313,949
Taxable Municipal Bonds	—	501	—	501
Temporary Cash Investments	17,986	—	—	17,986
Total	17,986	6,320,769	—	6,338,755

Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
1	Represents variation margin on the last day of the reporting period.